                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-04015
                                                     ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                 April 30, 2008
                                 --------------
                            Date of Reporting Period

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

ITEM 1. REPORTS TO STOCKHOLDERS.

      [EV logo]
EATON VANCE(R)
-------------------
Managed Investments

[graphic omitted]

Semiannual Report April 30, 2008

                                  EATON VANCE
                                   STRUCTURED
                                    EMERGING
                                    MARKETS
                                      FUND

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

           For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                           -------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           -------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           -------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

INVESTMENT UPDATE


[Photo of Thomas Seto Parametric Portfolio Associates LLC Co-Portfolio Manager]


[Photo of David Stein, Ph.D. Parametric Portfolio Associates LLC
Co-Portfolio Manager]

Economic and Market Conditions
-------------------------------------------------------------------------------

o The emerging markets generated losses during the six months ended April 30, 2008, as evidenced by the MSCI Emerging Markets Index return of -10.28%. Declines in Asian markets dominated the indices. China continued its descent that commenced at the end of October 2007 due to tightening measures by the Chinese central bank and concerns regarding growth. Crossing into the new year, U.S. woes echoed around the world, and China returned -24.3% during the first calendarquarter of 2008, according to theMSCI Emerging Markets Index. Anxiety over a U.S. recession affecting other economies also severely impacted India, returning -27.0% in the first quarter of 2008, and South Korea, returning -13.1% during the same three-month period. For the six months ended April 30, 2008, the returns of China, India and South Korea in the MSCI Emerging Markets Index were -27.1%, -14.5% and -17.0%, respectively.(2)

o Only one major emerging market region, Latin America, avoided negative performance for the six months ended April 30, 2008. Benefiting from skyrocketing commodity prices, Latin America had low single-digit positive returns and was the top-performing MSCI Emerging Markets region, driven primarily by Brazil. Eastern Europe came in a distant second in terms of performance, led by Czech Republic. In third was the Far East, supported by Taiwan and Thailand. All other regions saw double-digit negative returns.

Management Discussion
-------------------------------------------------------------------------------

o During the six months ended April 30, 2008, the Fund outperformed its benchmark, the MSCI Emerging Markets Index. Looking at individual countries, almost half of the Fund's outperformance was due to the its underweight of China, which had steep losses during the period, followed by an overweight of Qatar, which performed well, an underweight to South Korea, which had an almost 20% loss, and an overweight of Oman, which had steep gains. The underweight of Brazil continued to be a negative contributor, as this country had positive performance. Additionally, an overweight of Vietnam detracted, as did the Fund's investments in Russia, which underperformed.

o In terms of industry sector performance, the financials sector made the strongest contribution to returns during the period, followed by industrials and telecommunication services. Information technology was the biggest detracting sector, followed by the consumer discretionary and energy sectors.

o From a capitalization-weighting perspective, unlike most of last year, the group of the smallest emerging markets had the largest positive effect, and the frontier markets contributed slightly more than the largest emerging markets during the six months ended April 30, 2008. Volatility in developing countries and the disparate behavior of those countries played well with the Fund's strategy, whereby management invests for the long haul in emerging markets by aiming for greater diversification than the cap-weighted index and a higher long-term growth rate.

-------------------------------------------------------------------------------
EATON VANCE STRUCTURED EMERGING MARKETS FUND
TOTAL RETURN PERFORMANCE 10/31/07-4/30/08
--------------------------------------------

Fund - Class A(1)                                                 -7.78%
Fund - Class C(1)                                                 -8.20
Fund - Class I(1)                                                 -7.74
MSCI Emerging Markets Index(2)                                   -10.28
Lipper Emerging Markets Funds Average(2)                         -10.71

Please refer to page 3 for additional performance information.
-------------------------------------------------------------------------------

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2) It is not possible to invest directly in an Index or a Lipper
    Classification. The Indexs total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund's current or future investments and may change due to active management.
-------------------------------------------------------------------------------

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

PORTFOLIO COMPOSITION

Regional Weightings(1)
-------------------------------------------------------------------------------
By total long-term investments

Asian/Pacific                                  37.4%
Middle East/Africa                             24.5%
Latin America                                  19.5%
Emerging Europe                                18.6%

(1) As a percentage of the Fund's total long-term investments as of 4/30/08.

Sector Weightings(2)
-------------------------------------------------------------------------------
By net assets

Financials                                     23.0%
Telecommunication Services                     13.5%
Industrials                                    11.4%
Materials                                      10.0%
Energy                                          9.9%
Consumer Staples                                8.9%
Consumer Discretionary                          7.2%
Utilities                                       5.1%
Diversified                                     3.8%
Information Technology                          3.2%
Investment Funds                                1.5%

(2) As a percentage of the Fund's net assets as of 4/30/08. Excludes cash equivalents.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FUND PERFORMANCE

Performance(1)                      Class A      Class C      Class I
Share Class Symbol                   EAEMX        ECEMX        EIEMX
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
Six Months                           -7.78%       -8.20%       -7.74%
One Year                             18.84        17.86        18.99
Life of Fund+                        29.79        28.74        30.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
Six Months                          -13.10%       -9.11%       -7.74%
One Year                             11.99        16.86        18.99
Life of Fund+                        25.67        28.74        30.00

(+) Inception Dates For All Share Classes: 6/30/06
(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge
    (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)              Class A      Class C     Class I
-------------------------------------------------------------------------------
Gross Expense Ratio                  2.04%        2.79%       1.79%
Net Expense Ratio                    1.52         2.27        1.27

(2) Source: Prospectus dated 3/1/08. Reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.
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

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 April 30, 2008).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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                 EATON VANCE STRUCTURED EMERGING MARKETS FUND

                                                               Expenses Paid
            Beginning Account Value   Ending Account Value     During Period*
                   (11/1/07)                (4/30/08)         (11/1/07-4/30/08)
-------------------------------------------------------------------------------
ACTUAL
Class A            $1,000.00                  $922.20              $7.17**
Class C            $1,000.00                  $918.00             $10.73**
Class I            $1,000.00                  $922.60              $5.98**

-------------------------------------------------------------------------------
HYPOTHETICAL
(5% return per year before expenses)
Class A            $1,000.00                $1,017.40              $7.52**
Class C            $1,000.00                $1,013.70             $11.27**
Class I            $1,000.00                $1,018.60              $6.27**

 * Expenses are equal to the Funds annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007.
** Absent an allocation of certain expenses to the administrator, expenses would be higher.

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

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks -- 96.0%

Security                                                                                Shares              Value
--------------------------------------------------------------------------------------------------------------------
Argentina -- 1.5%
--------------------------------------------------------------------------------------------------------------------
Banco Macro SA (Class 'B' Shares) (ADR)                                                   13,150        $    297,190
BBVA Banco Frances SA (ADR)                                                               25,300             160,908
Cresud SA (ADR)                                                                           36,300             593,505
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                                   41,300             258,951
IRSA Inversiones y Representaciones SA (GDR)(a)                                           14,500             201,840
MercadoLibre, Inc.(a)                                                                     17,000             859,860
Molinos Rio de la Plata SA (Class 'B' Shares)(a)                                           9,200              32,150
Petrobras Energia Participaciones SA (ADR)                                                51,800             627,298
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                          49,060             861,494
Tenaris SA (ADR)                                                                          59,300           3,143,493
Transportadora de Gas del Sur SA (ADR)(a)                                                 29,000             123,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  7,159,939
--------------------------------------------------------------------------------------------------------------------
Botswana -- 0.2%
--------------------------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                                                223,650        $    191,830
Botswana Insurance Holdings Ltd.                                                         108,490             208,104
First National Bank of Botswana                                                          413,700             161,291
Letshego                                                                                  48,200             110,497
Standard Chartered Bank                                                                  126,620             250,779
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    922,501
--------------------------------------------------------------------------------------------------------------------
Brazil -- 6.3%
--------------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                               4,400        $     42,900
AES Tiete SA (PFD Shares)                                                                  9,600              85,091
All America Latina Logistica (PFD Shares)                                                 21,500             181,965
American Banknote SA                                                                       4,700              46,520
Anhanguera Educacional Participacoes SA                                                    4,800              78,568
Aracruz Celulose SA (PFD Shares)                                                          15,600             123,524
B2W Compania Global do Varejo                                                              3,970             129,260
Banco Bradesco SA                                                                         16,374             318,230
Banco Bradesco SA (PFD Shares)                                                            49,484           1,116,994
Banco do Brasil SA                                                                        11,800             201,513
Banco Itau Holding Financeira SA                                                           3,600              89,303
Banco Itau Holding Financeira SA (PFD Shares)                                             39,920           1,118,836
Banco Nossa Caixa SA                                                                       1,400              21,013
BM&F                                                                                      10,000              98,091
Bombril SA (PFD Shares)(a)                                                                 3,200              20,762
Bovespa Holding SA                                                                         9,300             136,837
BR Malls Participacoes SA(a)                                                               5,400              58,394
Bradespar SA                                                                               1,200              34,746
Bradespar SA (PFD Shares)                                                                  9,500             278,718
Brasil Telecom Participacoes SA                                                            7,100             226,136
Brasil Telecom Participacoes SA (PFD Shares)                                              15,500             239,053
Brasil Telecom SA (PFD Shares)                                                             9,400             111,091
Braskem SA (PFD Shares)                                                                   11,460              96,973
Centrais Eletricas Brasileiras SA                                                         11,200             165,455
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)                         10,800             164,652
Centrais Eletricas de Santa Catarina SA (PFD Shares)                                       1,500              40,773
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)                            6,560             147,303
Cia de Bebidas das Americas (PFD Shares)                                                  15,347           1,123,978
Cia de Companhia de Concessoes Rodoviarias (CCR)                                           7,500             141,819
Cia de Saneamento Basico do Estado de Sao Paulo                                           11,120             273,417
Cia de Saneamento de Minas Gerais - Copasa MG                                              3,900              64,067
Cia de Tecidos Norte de Minas (PFD Shares)                                                 8,000              35,927
Cia de Transmissao de Energia Eletrica Paulista (PFD Shares)                               3,000              76,972
Cia Energetica de Minas Gerais                                                             1,836              32,602
Cia Energetica de Minas Gerais (PFD Shares)                                               18,004             367,038
Cia Energetica de Sao Paulo (PFD Shares)(a)                                                7,100             110,341
Cia Paranaense de Energia-Copel (PFD Shares)                                               7,600             134,458
Cia Providencia Industria e Comercio SA                                                   14,900              56,790
Cia Siderurgica Nacional SA (CSN)                                                         15,600             671,087
Cia Vale do Rio Doce                                                                      47,300           1,834,646
Cia Vale do Rio Doce (PFD Shares)                                                         63,540           2,012,119
Contax Participacoes SA (PFD Shares)                                                       1,910              43,453
Cosan SA Industria e Comercio                                                              8,600             151,947
CPFL Energia SA                                                                            6,400             158,648
Cyrela Brazil Realty SA                                                                   19,500             319,527
Cyrela Commercial Properties SA Empreendimentos e Participacoes                            2,800              17,604
Datasul SA                                                                                 5,800              65,118
Diagnosticos da America SA                                                                 3,800              85,777
Duratex SA (PFD Shares)                                                                   15,400             306,671
EDP-Energias do Brasil SA                                                                  2,600              42,373
Eletropaulo Metropolitana SA (Class 'B' Shares) (PFD Shares)                               6,280             136,562
Empresa Brasileira de Aeronautica SA                                                      74,900             767,899
Estacio Participacoes SA                                                                  13,900             114,170
Fertilizantes Fosfatados SA (PFD Shares)                                                   1,200              70,768
Gafisa SA                                                                                  9,300             200,530
Gerdau SA                                                                                  2,500              78,961
Gerdau SA (PFD Shares)                                                                     9,900             384,756
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                             4,600              71,597
GVT Holding SA(a)                                                                          5,300             126,839
IdeiasNet SA(a)                                                                           14,900              48,337
Industrias Romi SA                                                                         6,600              63,960
Investimentos Itau SA (PFD Shares)                                                       111,606             722,145
Iochpe Maxion SA                                                                           2,083              43,979
Itausa-Investimentos Itau SA                                                              11,110             116,201
JBS SA(a)                                                                                 29,300             149,764
Klabin SA (PFD Shares)                                                                    13,200              50,700
Localiza Rent a Car SA                                                                     5,100              64,793
Lojas Americanas SA                                                                        4,000              30,018
Lojas Americanas SA (PFD Shares)                                                          28,370             199,494
Lojas Renner SA                                                                            8,400             194,575
Lupatech SA                                                                                3,700             136,648
M Dias Branco SA                                                                           4,300              59,712
Marcopolo SA (PFD Shares)                                                                 14,300              57,460
Marfrig Frigorificos e Comercio de Alimentos SA                                            6,900              79,099
Medial Saude SA                                                                           12,200             118,951
Metalurgica Gerdau SA                                                                      1,300              67,216
Metalurgica Gerdau SA (PFD Shares)                                                         4,000             209,183
MMX Mineracao e Metalicos SA(a)                                                            4,000             129,977
MRV Engenharia e Participacoes SA                                                          2,900              59,978
Natura Cosmeticos SA                                                                      11,400             130,686
Net Servicos de Comunicacao SA (PFD Shares)(a)                                            16,536             223,568
PDG Realty SA Empreendimentos e Participacoes                                              5,300              76,260
Perdigao SA                                                                               15,200             410,920
Petroleo Brasileiro SA                                                                    75,600           2,260,450
Petroleo Brasileiro SA (PFD Shares)                                                      104,200           2,598,381
Porto Seguro SA                                                                            4,500              49,991
Positivo Informatica SA                                                                    3,700              47,663
Randon Participacoes SA (PFD Shares)                                                      21,200             185,405
Redecard SA                                                                               32,400             620,316
Rossi Residencial SA                                                                       8,800              85,436
Sadia SA (PFD Shares)                                                                     29,400             210,906
Sao Martinho SA                                                                            4,200              64,528
SLC Agricola SA                                                                            3,700              68,652
Souza Cruz SA                                                                              5,900             162,396
Suzano Papel e Celulose SA                                                                 7,300             125,096
Tam SA (PFD Shares)                                                                        4,300              97,012
Tele Norte Leste Participacoes SA                                                          3,700             111,505
Tele Norte Leste Participacoes SA (PFD Shares)                                            16,800             377,238
Telemar Norte Leste SA (PFD Shares)                                                        3,500             198,009
Telemig Celular Participacoes SA (PFD Shares)                                              1,570              53,205
Telesp-Telecomunicacoes de Sao Paulo SA                                                    1,100              24,700
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                                       1,500              38,832
Terna Participacoes SA                                                                     5,000              86,273
Tim Participacoes SA                                                                       8,800              39,780
Tim Participacoes SA (PFD Shares)                                                         36,500             122,076
Totvs SA                                                                                   2,400              80,553
Tractebel Energia SA                                                                       8,700             119,887
Ultrapar Participacoes SA (PFD Shares)                                                     4,946             170,800
Unibanco-Uniao de Bancos Brasileiros SA                                                   40,300             589,866
Unibanco-Uniao de Bancos Brasileiros SA (PFD Shares)                                       3,200              19,212
Usinas Siderurgicas de Minas Gerais SA                                                     1,800              90,410
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                        8,325             399,254
Vivo Participacoes SA(a)                                                                   2,500              18,466
Vivo Participacoes SA (PFD Shares)                                                        42,400             303,161
Votorantim Celulose e Papel SA (PFD Shares)                                                2,700              84,240
Weg SA                                                                                    43,900             518,561
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 28,917,046
--------------------------------------------------------------------------------------------------------------------
Bulgaria -- 0.4%
--------------------------------------------------------------------------------------------------------------------
Albena                                                                                     3,228        $    225,035
Bulgarian American Credit Bank JSCO                                                        5,700             294,914
Bulgarian Telecommunications Co.                                                          44,690             329,546
Central Cooperative Bank AD(a)                                                            42,900             170,056
Doverie Holding AD(a)                                                                     13,760              97,151
Petrol AD                                                                                 46,800             339,368
Sopharma AD                                                                               77,500             382,164
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,838,234
--------------------------------------------------------------------------------------------------------------------
Chile -- 2.9%
--------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA                                          44,300        $    113,133
Administradora de Fondos de Pensiones Provida SA (ADR)                                       800              30,008
AES Gener SA                                                                              99,700              46,285
Aguas Andinas SA (Class 'A' Shares)                                                       67,000              32,766
Almendral SA                                                                           1,512,600             169,309
Antarchile SA (Series 'A')                                                                21,640             479,786
Banco de Chile                                                                         3,952,947             337,474
Banco de Credito e Inversiones                                                            15,610             515,697
Banco Santander Chile SA                                                              13,895,710             700,675
Banco Santander Chile SA (ADR)                                                               500              26,260
Banmedica SA                                                                              76,180              91,893
Cap SA                                                                                    11,329             381,655
Cementos Bio-Bio SA                                                                       20,600              58,791
Cencosud SA                                                                              131,100             555,629
Cia Cervecerias Unidas SA                                                                 15,790             113,255
Cia Cervecerias Unidas SA (ADR)                                                              900              32,814
Cia de Telecomunicaciones de Chile SA (Series 'A')                                       114,700             223,866
Cia SudAmericana de Vapores SA                                                            58,600             108,132
Coia General de Electricidad SA                                                           40,340             311,252
Colbun SA                                                                                825,910             145,041
Corpbanca SA                                                                          30,949,400             201,800
Cristalerias de Chile SA                                                                   1,800              21,517
Distribucion y Servicio D&S SA                                                           208,400              86,059
Distribucion y Servicio D&S SA (ADR)                                                       1,000              25,120
Embotelladora Andina SA (Class 'B' Shares) (PFD Shares)                                   50,600             177,061
Embotelladora Andina SA (PFD Shares)                                                      11,300              35,612
Empresa Nacional de Electricidad SA                                                      404,102             634,127
Empresa Nacional de Electricidad SA (ADR)                                                  1,000              47,130
Empresa Nacional de Telecomunicaciones SA                                                 14,100             241,762
Empresas CMPC SA                                                                          14,060             537,831
Empresas Copec SA                                                                         73,260           1,218,240
Enersis SA                                                                             1,754,090             662,559
Enersis SA (ADR)                                                                           1,900              35,872
Farmacias Ahumada SA                                                                      17,780              64,709
Grupo Security SA                                                                        346,800             126,630
Iansa                                                                                    248,000              15,901
Invercap SA                                                                               19,700             214,084
Inversiones Aguas Metropolitanas SA                                                       83,600             107,203
La Polar SA                                                                               35,500             204,621
Lan Airlines SA                                                                           19,900             263,834
Madeco SA                                                                              3,105,330             369,859
Masisa SA                                                                                414,800              97,367
Masisa SA (ADR)                                                                              600               6,600
Minera Valparaiso SA                                                                       6,354             197,484
Parque Arauco SA                                                                         154,100             194,924
Quinenco SA                                                                              162,900              64,675
Ripley Corp. SA                                                                           36,400              32,434
S.A.C.I. Falabella SA                                                                    219,430           1,182,757
Salfacorp SA(a)                                                                           94,200             211,904
Sigdo Koppers SA                                                                         176,300             158,252
SM-Chile SA (Class 'B' Shares)                                                         1,614,500             205,278
Sociedad de Inversiones Pampa Calichera SA (Class 'A' Shares)                            172,900             170,983
Sociedad Quimica y Minera de Chile SA (Series 'B')                                        14,000             401,652
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                                   2,000              57,020
Sonda SA                                                                                 107,100             172,719
Vina Concha y Toro SA                                                                     88,710             177,574
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 13,396,875
--------------------------------------------------------------------------------------------------------------------
China -- 6.6%
--------------------------------------------------------------------------------------------------------------------
AAC Acoustic Technology Holdings, Inc.(a)                                                 50,000        $     49,386
Agile Property Holdings Ltd.                                                              36,000              49,881
Air China Ltd. (Class 'H' Shares)                                                         80,000              59,331
Alibaba.com Ltd.(a)                                                                       43,000              79,198
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                           94,000             161,637
American Oriental Bioengineering, Inc.(a)                                                  5,000              48,100
Angang Steel Co., Ltd. (Class 'H' Shares)                                                214,000             536,299
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)                                           18,000             143,723
AviChina Industry & Technology Co., Ltd. (Class 'H' Shares)(a)                           112,000              16,686
Baidu.com, Inc. (ADR)(a)                                                                   1,270             464,312
Bank of China Ltd. (Class 'H' Shares)                                                  1,014,000             517,850
Bank of Communications Ltd. (Class 'H' Shares)                                           135,000             194,492
Beijing Capital International Airport Co., Ltd. (Class 'H' Shares)                        40,000              40,868
Beijing Enterprises Holdings Ltd.                                                         24,000              98,687
BOC Hong Kong Holdings Ltd.                                                              127,500             330,609
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                     200,500             111,052
Brilliance China Automotive Holdings Ltd.(a)                                             210,000              39,178
BYD Co., Ltd. (Class 'H' Shares)                                                          34,200              59,860
BYD Electronic Co., Ltd.                                                                  95,000             105,060
Celestial NutriFoods Ltd.                                                                 59,000              31,603
Chaoda Modern Agriculture Holdings Ltd.                                                  177,575             255,316
China Agri-Industries Holdings Ltd.(a)                                                   177,000             124,429
China Bluechemical Ltd. (Class 'H' Shares)                                               114,000              66,393
China CITIC Bank (Class 'H' Shares)(a)                                                    83,000              54,733
China Coal Energy Co. (Class 'H' Shares)                                                 181,000             381,863
China Communication Services Corp. Ltd. (Class 'H' Shares)                                66,000              50,979
China Communications Construction Co., Ltd. (Class 'H' Shares)                           210,000             500,227
China Construction Bank (Class 'H' Shares)(144A)                                         950,000             856,610
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                         61,975             184,851
China Dongxiang Group Co.(a)                                                             350,000             153,136
China Eastern Airlines Corp. Ltd. (Class 'H' Shares)(a)                                  104,000              45,297
China Everbright International Ltd.                                                      171,000              68,071
China Everbright Ltd.(a)                                                                  16,000              40,608
China Foods Ltd.(a)                                                                       70,000              41,257
China Green Holdings Ltd.                                                                 72,000              95,388
China Hongxing Sports Ltd.                                                               285,000             142,449
China Huiyuan Juice Group Ltd.(a)                                                         39,000              29,992
China Infrastructure Machinery Holdings Ltd.                                              34,000              38,522
China Insurance International Holdings Co., Ltd.(a)                                       18,000              47,877
China International Marine Containers Co., Ltd. (Class 'B' Shares)                       146,472             223,872
China Life Insurance Co., Ltd. (Class 'H' Shares)                                        270,000           1,177,750
China Medical Technologies, Inc. (ADR)                                                     1,500              56,100
China Mengniu Dairy Co., Ltd.                                                            123,000             371,686
China Merchants Bank Co., Ltd. (Class 'H' Shares)                                        321,500           1,344,074
China Merchants Holdings International Co., Ltd.                                          52,000             266,718
China Merchants Property Development Co., Ltd.                                            21,450              45,868
China Milk Products Group Ltd.                                                            60,000              33,047
China Mobile Hong Kong Ltd.                                                              170,000           2,922,536
China Molybdenum Co., Ltd. (Class 'H' Shares)(a)                                          39,000              42,205
China National Building Material Co., Ltd. (Class 'H' Shares)                             20,000              49,452
China National Materials Co., Ltd. (Class 'H' Shares)(a)                                 180,000             157,032
China Netcom Group Corp. (Hong Kong) Ltd.                                                 41,000             123,836
China Oilfield Services Ltd. (Class 'H' Shares)                                           56,000             103,370
China Overseas Land & Investment Ltd.                                                    104,000             218,491
China Petroleum & Chemical Corp. (Class 'H' Shares)                                      709,000             761,669
China Pharmaceutical Group Ltd.(a)                                                       118,000              39,726
China Railway Group Ltd. (Class 'H' Shares)(a)                                           421,000             402,388
China Resources Enterprise Ltd.                                                          124,000             455,921
China Resources Land Ltd.                                                                 38,000              78,369
China Resources Power Holdings Co., Ltd.                                                  46,000             116,395
China Shenhua Energy Co., Ltd. (Class 'H' Shares)                                        170,000             780,190
China Shipping Container Lines Co., Ltd. (Class 'H' Shares)                              568,000             250,827
China Shipping Development Co., Ltd. (Class 'H' Shares)                                   74,000             248,231
China Sky Chemical Fibre Co., Ltd.                                                        59,000              47,878
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                                  156,000             102,382
China Telecom Corp. Ltd. (Class 'H' Shares)                                              438,000             293,888
China Travel International Investment Hong Kong Ltd.                                     218,000              97,315
China Unicom Ltd.                                                                        104,000             225,621
China Vanke Co., Ltd. (Class 'B' Shares)                                                 278,200             668,728
China Yurun Food Group Ltd.                                                               94,000             142,099
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)                                176,780             117,698
CITIC International Financial Holdings Ltd.                                               39,000              26,033
Citic Pacific Ltd.                                                                        62,000             292,187
CNOOC Ltd.                                                                               415,000             736,523
CNPC Hong Kong Ltd.                                                                       50,000              24,031
Cosco Pacific Ltd.                                                                        26,000              49,153
Country Garden Holdings Co.                                                               88,000              74,648
CSG Holding Co., Ltd. (Class 'B' Shares)                                                  20,000              22,630
Ctrip.com International Ltd. (ADR)                                                         4,200             260,652
Datang International Power Generation Co., Ltd. (Class 'H' Shares)                        84,000              58,010
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)                                 84,750              96,463
Denway Motors Ltd.                                                                       520,000             263,071
Dongfang Electrical Machinery Co., Ltd. (Class 'H' Shares)                                 6,000              24,242
Dongfeng Motor Corp. (Class 'H' Shares)                                                  328,000             178,072
Eastern Communications Co., Ltd. (Class 'B' Shares)(a)                                    34,100              17,933
Fibrechem Technologies Ltd.                                                              100,200              57,064
Focus Media Holding Ltd. (ADR)(a)                                                          8,500             313,565
FU JI Food & Catering Services                                                            13,000              21,328
Genting International Plc(a)                                                              20,450               9,162
Global Bio-chem Technology Group Co., Ltd.                                               120,000              55,585
Golden Eagle Retail Group Ltd.                                                            54,000              54,059
Great Wall Motor Co., Ltd. (Class 'H' Shares)                                             32,500              38,324
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                         53,000              27,236
Guangdong Investment Ltd.                                                                 92,000              45,033
Guangdong Provincial Expressway Development Co., Ltd. (Class 'B' Shares)                  32,000              21,225
Guangshen Railway Co., Ltd. (Class 'H' Shares)                                            28,000              16,157
Guangzhou Investment Co., Ltd.                                                           148,000              33,042
Guangzhou R&F Properties Co., Ltd. (Class 'H' Shares)                                     20,800              59,250
Guangzhou Shipyard International Co., Ltd. (Class 'H' Shares)(a)                          22,000              76,330
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                                       12,610              21,914
Harbin Power Equipment Co., Ltd. (Class 'H' Shares)                                       42,000              71,555
Huaneng Power International, Inc. (Class 'H' Shares)                                     264,000             221,421
Huangshan Tourism Development Co., Ltd. (Class 'B' Shares)                                33,000              64,152
Hunan Non-Ferrous Metal Corp. Ltd. (Class 'H' Shares)                                     72,000              27,427
Industrial & Commercial Bank of China Ltd. (Class 'H' Shares)                          1,829,000           1,443,925
Inner Mongolia Eerduosi Cashmere Products Co., Ltd. (Class 'B' Shares)                    27,000              31,715
Inner Mongolia Yitai Coal Co., Ltd. (Class 'B' Shares)                                     6,800              47,494
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                           56,000              52,262
Jiangxi Copper Co., Ltd. (Class 'H' Shares)                                               64,000             155,842
Kingboard Chemical Holdings Ltd.                                                          28,500             134,281
Konka Group Co., Ltd. (Class 'B' Shares)                                                 151,900             118,238
Lee & Man Paper Manufacturing Ltd.                                                        12,000              22,336
Lenovo Group Ltd.                                                                        250,000             191,746
Li Ning Co., Ltd.                                                                         74,500             220,915
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                       166,000             107,021
Netease.com, Inc. (ADR)(a)                                                                 3,200              71,424
Nine Dragons Paper Holdings Ltd.                                                          38,000              40,844
Parkson Retail Group Ltd.                                                                 17,500             165,347
People's Food Holdings Ltd.                                                               45,000              36,564
PetroChina Co., Ltd. (Class 'H' Shares)                                                  592,000             889,375
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)                                     78,000              76,542
Pine Agritech Ltd.                                                                        70,000              13,436
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                              47,000             446,091
Poly (Hong Kong) Investment Ltd.                                                          93,000              57,504
Ports Design Ltd.                                                                         39,500             127,163
Qingling Motors Co., Ltd. (Class 'H' Shares)                                             127,500              23,984
Samling Global Ltd.                                                                      552,000             101,941
Samson Holding Ltd.                                                                      106,000              17,014
Semiconductor Manufacturing International Corp.(a)                                       878,000              66,492
Shanda Interactive Entertainment Ltd. (ADR)(a)                                               800              27,432
Shandong Chenming Paper Holdings Ltd. (Class 'B' Shares)                                  79,800              83,757
Shandong Weigao Group Medical Polymer Co., Ltd. (Class 'H' Shares)                        32,000              51,534
Shanghai Diesel Engine Co., Ltd. (Class 'B' Shares)(a)                                    24,000              21,648
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)                                     134,000              74,947
Shanghai Friendship Group, Inc. Co. (Class 'B' Shares)                                    44,200              70,810
Shanghai Haixin Group Co., Ltd. (Class 'B' Shares)(a)                                    144,500              86,684
Shanghai Industrial Holdings Ltd.                                                         53,000             219,548
Shanghai Jin Jiang International Hotels Group Co., Ltd.                                  404,000             126,038
Shanghai Jinjiang International Hotels Development Co., Ltd. (Class 'B' Shares)           17,000              24,219
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.                              23,200              38,460
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                             113,000             209,302
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B' Shares)                                    12,000              20,487
Shenzhen International Holdings Ltd.                                                     362,500              38,039
Shimao Property Holdings Ltd.                                                             49,000              97,413
SINA Corp.(a)                                                                              2,600             120,120
Sinofert Holdings Ltd.                                                                    64,000              48,813
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class 'H' Shares)(a)                            58,000              11,624
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                              254,000              99,606
Sinotrans Ltd. (Class 'H' Shares)                                                         66,000              22,298
Sinotrans Shipping Ltd.(a)                                                               102,000              61,329
Sinotruk Hong Kong Ltd.                                                                   55,500              67,557
Sohu.com, Inc.(a)                                                                          1,600             110,608
Suntech Power Holdings Co., Ltd. (ADR)(a)                                                  5,400             241,542
SVA Electron Co., Ltd. (Class 'B' Shares)                                                 46,200              34,789
Synear Food Holdings Ltd.                                                                 52,115              22,893
TCL Multimedia Technology Holdings Ltd.(a)                                               289,600              15,032
Tencent Holdings Ltd.                                                                     36,000             238,046
Tingyi (Cayman Islands) Holding Corp.                                                    224,000             297,830
TPV Technology Ltd.                                                                       50,000              34,851
Travelsky Technology Ltd. (Class 'H' Shares)                                              35,000              30,447
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                             76,000             214,259
Weichai Power Co., Ltd. (Class 'H' Shares)                                                 7,000              39,402
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                              47,000              56,327
Wumart Stores, Inc. (Class 'H' Shares)                                                    55,000              47,007
Xinhua Finance Ltd.(a)                                                                        40               3,479
Xinyu Hengdeli Holdings Ltd.                                                             140,000              65,501
Yangzijiang Shipbuilding Holdings Ltd.(a)                                                 75,000              59,089
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                                  18,700             129,359
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                          90,000             166,314
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                          52,000              54,732
Zijin Mining Group Co., Ltd. (Class 'H' Shares)                                          150,000             136,393
ZTE Corp. (Class 'H' Shares)                                                              89,040             373,202
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 30,290,912
--------------------------------------------------------------------------------------------------------------------
Colombia -- 0.6%
--------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                        23,300        $    182,274
Banco de Bogota                                                                            3,600              57,670
Bancolombia SA                                                                             4,200              38,372
Bancolombia SA (PFD Shares)                                                                3,900              38,325
Bancolombia SA (PFD Shares) (ADR)                                                         12,000             479,040
Cementos Argos SA                                                                         42,100             179,210
Cia Colombiana de Inversiones SA                                                           7,037              78,472
Cia de Cemento Argos SA                                                                   72,900             399,865
Corporacion Financiera Colombiana SA                                                      11,604              87,099
Grupo Aval Acciones y Valores SA                                                         215,300              68,249
Grupo Nacional de Chocolates SA                                                           35,700             312,016
Interconexion Electrica SA                                                               134,100             591,327
Promigas SA                                                                                4,360              93,785
Suramericana de Inversiones SA                                                            28,500             283,935
Textiles Fabricato Tejicondor SA(a)                                                    4,522,600              96,514
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  2,986,153
--------------------------------------------------------------------------------------------------------------------
Croatia -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                                3,950        $    336,656
Atlantska Plovidba DD                                                                      1,210             699,118
Dalekovod DD                                                                                 900             203,638
Ericsson Nikola Tesla                                                                        450             260,022
INA Industrija Nafte DD                                                                    1,525             693,649
Institut Gradevinarstva Hrvatske DD                                                          145             339,982
Istraturist Umag DD                                                                          500              47,038
Koncar-Elektroindustrija DD(a)                                                             1,295             213,976
Kras DD                                                                                      210              23,026
Petrokemija DD(a)                                                                            400              20,662
Podravka Prehrambena Industija DD                                                          2,565             219,921
Privredna Banka Zagreb DD(a)                                                               1,877             467,761
Tankerska Plovidba DD                                                                        115             106,723
VIRO Tvornica Secera                                                                         360              70,771
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,702,943
--------------------------------------------------------------------------------------------------------------------
Czech Republic -- 2.8%
--------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                    83,060        $  6,118,646
Komercni Banka AS                                                                          8,954           2,183,761
Philip Morris CR AS                                                                          613             222,673
Telefonica 02 Czech Republic AS                                                           43,304           1,318,513
Unipetrol AS(a)                                                                          102,023           1,676,622
Zentiva NV                                                                                27,525           1,550,248
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 13,070,463
--------------------------------------------------------------------------------------------------------------------
Egypt -- 1.5%
--------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                                7,520        $    109,827
Arab Cotton Ginning                                                                       57,100             128,120
Commercial International Bank                                                             21,718             367,063
Credit Agricole Egypt                                                                     12,500              56,207
Eastern Tobacco                                                                            3,382             244,400
Egypt Kuwaiti Holding Co.                                                                 76,300             326,103
Egyptian Financial & Industrial Co.                                                        4,200             277,395
Egyptian Financial Group-Hermes Holding SAE                                               32,671             334,163
Egyptian for Tourism Resorts                                                              64,800             105,368
Egyptian International Pharmaceutical Industrial Co.                                       6,500              44,443
Egyptian Media Production City(a)                                                         28,738              82,819
El Ezz Aldekhela Steel Alexa Co.                                                             545             155,385
El Ezz Steel Rebars SAE                                                                   14,400             253,984
El Sewedy Cables Holding Co.(a)                                                            9,430             246,520
El Watany Bank of Egypt                                                                    9,300              96,807
Medinet Nasr for Housing                                                                  10,375             152,217
Misr Beni Suef Cement Co.                                                                  5,940             119,125
Misr Cement                                                                                2,730              35,686
MobiNil-Egyptian Co. for Mobil Services                                                    4,430             161,953
National Societe General Bank                                                              5,370              45,707
Olympic Group Financial Investments                                                       20,900             326,497
Orascom Construction Industries (OCI)                                                     13,642           1,117,814
Orascom Hotels & Development(a)                                                           21,970             346,402
Orascom Telecom Holding SAE                                                               64,430             970,748
Oriental Weavers Co.                                                                       6,100              61,976
Paints & Chemical Industry Co. SAE                                                         7,000              97,297
Sidi Kerir Petrochemcials Co.                                                             60,250             234,530
Six of October Development & Investment Co.(a)                                             2,800             108,880
Suez Cement Co.                                                                           10,700             111,439
Talaat Moustafa Group(a)                                                                  40,200              83,018
Telecom Egypt                                                                             36,284             131,869
Torah Portland Cement Co.                                                                    960              25,187
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  6,958,949
--------------------------------------------------------------------------------------------------------------------
Estonia -- 0.8%
--------------------------------------------------------------------------------------------------------------------
AS Baltika                                                                                33,170        $    121,286
AS Eesti Ehitus                                                                           49,700             280,747
AS Eesti Telekom                                                                          65,874             784,090
AS Harju Elekter                                                                           4,100              16,781
AS Merko Ehitus                                                                           16,168             224,981
AS Norma                                                                                   2,000              15,742
AS Olympic Entertainment Group                                                           180,190             714,402
AS Tallink Group Ltd.(a)                                                               1,022,752           1,146,120
AS Tallinna Kaubamaja                                                                     23,340             224,025
AS Tallinna Vesi                                                                           4,090              81,990
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,610,164
--------------------------------------------------------------------------------------------------------------------
Ghana -- 0.4%
--------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                                      457,409        $    323,145
CAL Bank Ltd.                                                                            687,900             424,670
Cocoa Processing Co., Ltd.(a)                                                            269,722              14,224
Ghana Commercial Bank Ltd.                                                               271,841             373,274
Home Finance Co., Ltd.                                                                   988,261             599,840
Produce Buying Co., Ltd.(a)                                                              582,428             139,087
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,874,240
--------------------------------------------------------------------------------------------------------------------
Hungary -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                                  810        $     36,349
EGIS Rt.                                                                                   3,200             353,828
FHB Land Credit & Mortgage Bank Rt.                                                        5,000              41,329
Fotex Rt.(a)                                                                              25,100             108,895
Magyar Telekom Rt.                                                                       530,440           2,815,701
MOL Hungarian Oil & Gas Rt.                                                               21,820           3,104,840
OTP Bank Rt.                                                                             111,310           4,738,317
PannErgy Plc(a)                                                                            5,500              47,612
RABA Automotive Holding Rt.(a)                                                            19,560             217,783
Richter Gedeon Rt.                                                                        11,190           2,305,120
Tisza Chemical Group Rt.(a)                                                                1,300              40,031
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 13,809,805
--------------------------------------------------------------------------------------------------------------------
India -- 6.1%
--------------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                         1,040        $     87,346
ACC Ltd.                                                                                   5,370             100,810
Adani Exports Ltd.                                                                         3,000              62,256
Aditya Birla Nuvo Ltd.                                                                     3,402             120,603
Amtek Auto Ltd.                                                                           12,100              89,934
Areva T&D India Ltd.                                                                       1,500              62,463
Asea Brown Boveri India Ltd.                                                               5,400             152,796
Ashok Leyland Ltd.                                                                        34,000              34,490
Asian Paints Ltd.                                                                          2,130              67,089
Bajaj Auto Ltd.                                                                            5,130              96,465
Bajaj Finserv Ltd.                                                                         5,130              69,122
Bajaj Hindusthan Ltd.                                                                      7,800              45,360
Bajaj Holdings & Investment Ltd.                                                           5,130              90,434
Bajaj Holdings & Investment Ltd. (GDR)(144A)                                                 200              10,006
Balrampur Chini Mills Ltd.(a)                                                             16,400              42,046
Bank of Baroda                                                                             9,660              75,128
Bank of India                                                                             11,700              99,139
BEML Ltd.(a)                                                                               1,900              51,949
BF Utilities Ltd.(a)                                                                       1,490              70,307
Bharat Electronics Ltd.                                                                      600              19,727
Bharat Forge Ltd.                                                                         19,650             143,216
Bharat Heavy Electricals Ltd.                                                              7,940             373,629
Bharat Petroleum Corp. Ltd.                                                                4,500              45,447
Bharti Airtel Ltd.(a)                                                                     63,430           1,407,448
Biocon Ltd.                                                                                2,700              32,489
Bombay Dyeing & Manufacturing Co., Ltd.                                                    3,900              98,427
Cairn India Ltd.(a)                                                                       24,800             152,382
Canara Bank Ltd.                                                                          12,400              72,431
Centurion Bank of Punjab Ltd.(a)                                                         111,500             137,967
Century Textiles & Industries Ltd.                                                         2,820              60,551
CESC Ltd.                                                                                  5,900              72,202
Cipla Ltd.                                                                                38,810             204,660
Colgate-Palmolive (India) Ltd.                                                             9,000              91,347
Container Corp. of India Ltd.                                                              5,260             112,425
Corp. Bank                                                                                 3,400              28,213
Crompton Greaves Ltd.                                                                     16,800             103,234
Cummins India Ltd.                                                                         4,000              31,610
Dabur India Ltd.                                                                          12,300              32,178
Dish TV India Ltd.(a)                                                                      1,150               1,653
Divi's Laboratories Ltd.                                                                   3,700             136,383
DLF Ltd.                                                                                  10,800             188,245
Dr. Reddy's Laboratories Ltd.                                                             10,520             161,676
Dr. Reddy's Laboratories Ltd. (ADR)                                                          800              12,216
EIH Ltd.                                                                                  12,000              44,132
Essar Oil Ltd.(a)                                                                         40,230             276,476
Exide Industries Ltd.                                                                     35,200              64,237
Financial Technologies India Ltd.                                                            830              35,489
Gail India Ltd.                                                                           30,100             326,233
Gail India Ltd. (GDR)                                                                        500              33,500
Glaxosmithkline Pharmaceuticals Ltd.                                                       4,480             119,889
Glenmark Pharmaceuticals Ltd.                                                             11,960             199,290
GMR Infrastructure(a)                                                                     20,000              79,456
Grasim Industries Ltd.                                                                     2,830             168,485
Grasim Industries Ltd. (GDR)(144A)                                                           300              18,360
Great Eastern Shipping Co., Ltd.                                                           5,620              61,479
Great Offshore Ltd.                                                                          280               4,571
Gujarat Ambuja Cements Ltd.                                                               44,800             126,109
Gujarat State Petronet Ltd.                                                               39,200              66,372
HCL Technologies Ltd.                                                                      7,000              49,168
HDFC Bank Ltd.                                                                            11,980             447,796
HDFC Bank Ltd. (ADR)                                                                         400              45,120
Hero Honda Motors Ltd.                                                                     9,200             193,468
Hindalco Industries Ltd.                                                                  42,310             202,850
Hindalco Industries Ltd. (GDR)(144A)                                                       3,700              17,316
Hindustan Construction Ltd.                                                               15,500              50,626
Hindustan Lever Ltd.                                                                      78,700             489,174
Hindustan Petroleum Corp. Ltd.                                                             5,900              37,454
Hindustan Zinc Ltd.                                                                        6,840             108,334
Housing Development & Infrastructure Ltd.                                                  3,900              74,328
Housing Development Finance Corp.                                                         13,900             955,153
I-Flex Solutions Ltd.(a)                                                                     790              27,295
ICICI Bank Ltd.                                                                           52,070           1,137,094
ICICI Bank Ltd. (ADR)                                                                      1,200              53,508
Idea Cellular Ltd.(a)                                                                    102,000             265,979
India Cements Ltd.                                                                         6,800              28,833
Indiabulls Financial Services Ltd.                                                         7,900             105,051
Indiabulls Real Estate Ltd.(a)                                                             7,300              99,190
Indiabulls Securities Ltd.(a)                                                              7,900              25,300
Indian Hotels Co., Ltd.(b)                                                                52,680             150,723
Indian Oil Corp. Ltd.                                                                      4,760              54,136
Industrial Development Bank of India Ltd.                                                 25,500              65,645
Infosys Technologies Ltd.                                                                 20,530             888,783
Infosys Technologies Ltd. (ADR)                                                            3,800             166,022
Infrastructure Development Finance Co., Ltd.                                              49,100             214,414
ITC Ltd.                                                                                 208,130           1,127,444
ITC Ltd. (GDR)(144A)                                                                       7,800              42,120
IVRCL Infrastructures & Projects Ltd.                                                      4,800              51,027
Jain Irrigation Systems Ltd.                                                               3,800              58,250
Jaiprakash Associates Ltd.                                                                37,300             249,081
Jet Airways (India) Ltd.                                                                   1,600              21,623
Jindal Steel & Power Ltd.                                                                  2,750             163,152
JSW Steel Ltd.                                                                             4,000              86,036
Kotak Mahindra Bank Ltd.                                                                  11,100             215,727
Lanco Infratech Ltd.(a)                                                                    6,100              81,124
Larsen & Toubro Ltd.                                                                      14,080           1,046,507
Larsen & Toubro Ltd. (GDR)                                                                   800              59,302
Lupin Ltd.                                                                                 3,900              53,899
Mahanagar Telephone Nigam Ltd.                                                            10,800              29,537
Mahanagar Telephone Nigam Ltd. (ADR)                                                       2,500              13,925
Mahindra & Mahindra Ltd.                                                                  15,880             259,625
Maruti Udyog Ltd.                                                                         10,950             200,498
Max India Ltd.(a)                                                                         13,600              53,958
Moser Baer India Ltd.                                                                      8,550              36,527
Motor Industries Co., Ltd.                                                                 1,130             114,723
Mphasis Ltd.                                                                               4,000              22,554
Mundra Port & Special Economic Zone Ltd.(a)                                                6,100             114,173
Nagarjuna Construction Co., Ltd.                                                          10,900              57,314
National Aluminium Co., Ltd.                                                               4,800              53,415
Nestle India Ltd.                                                                          3,730             163,650
Nicholas Piramal India Ltd.(b)                                                             8,000              68,644
NTPC Ltd.                                                                                 83,300             405,543
Oil & Natural Gas Corp. Ltd.                                                              13,970             355,981
Patni Computer Systems Ltd.                                                                2,300              15,198
Patni Computer Systems Ltd. (ADR)                                                            600               8,052
Petronet LNG Ltd.                                                                         22,500              44,313
Piramal Life Sciences Ltd.(a)                                                                800               1,049
Power Grid Corp. of India Ltd.                                                            40,700             105,823
Punj Lloyd Ltd.                                                                            6,100              55,162
Ranbaxy Laboratories Ltd.                                                                 19,160             225,559
Ranbaxy Laboratories Ltd. (GDR)                                                            1,500              17,835
Raymond Ltd.                                                                               7,900              53,780
Reliance Capital Ltd.                                                                      6,560             244,032
Reliance Communications Ltd.                                                              61,060             869,806
Reliance Energy Ltd.                                                                      12,800             449,907
Reliance Energy Ltd. (GDR)                                                                   500              53,159
Reliance Industries Ltd.                                                                  30,750           1,979,049
Reliance Industries Ltd. (GDR)(144A)                                                         700              90,806
Reliance Natural Resources Ltd.(a)                                                        77,700             234,242
Reliance Petroleum Ltd.(a)                                                                44,410             220,966
Reliance Power Ltd.                                                                       25,000             243,336
Satyam Computer Services Ltd.                                                             29,950             348,712
Satyam Computer Services Ltd. (ADR)                                                        2,000              51,360
Sesa Goa Ltd.                                                                                750              77,755
Shipping Corp. of India Ltd.                                                               6,500              39,912
Siemens India Ltd.                                                                         7,380             104,843
Sintex Industries Ltd.                                                                     5,600              63,495
State Bank of India (GDR)                                                                  5,700             525,120
Steel Authority of India Ltd.                                                             32,400             146,973
Sterlite Industries (India) Ltd.                                                          13,180             281,362
Sun Pharma Advanced Research Co., Ltd.(a)                                                  1,300               3,031
Sun Pharmaceuticals Industries Ltd.                                                        4,400             160,380
Suzlon Energy Ltd.                                                                        27,750             195,236
Syndicate Bank                                                                            16,700              30,708
Tata Chemicals Ltd.                                                                        7,100              62,483
Tata Communications Ltd. (ADR)                                                             1,000              24,650
Tata Consultancy Services Ltd.                                                            10,940             248,654
Tata Motors Ltd.                                                                          10,950             179,248
Tata Motors Ltd. (ADR)                                                                       600               9,924
Tata Power Co., Ltd.                                                                      13,990             482,714
Tata Steel Ltd.                                                                           22,396             451,564
Tata Steel Ltd. (PFD Shares)                                                              14,247              43,464
Tata Tea Ltd.                                                                              2,800              62,628
Tata Teleservices Maharashtra Ltd.(a)                                                     75,500              66,708
Thermax India Ltd.                                                                         5,000              61,515
Titan Industries Ltd.                                                                      3,300             101,030
Torrent Power Ltd.                                                                        18,400              60,006
Ultra Tech Cement Ltd.                                                                     2,200              41,559
Unitech Ltd.                                                                              19,400             148,751
United Breweries Ltd.                                                                      6,800              37,991
United Phosphorus Ltd.                                                                     5,900              46,706
United Spirits Ltd.                                                                        5,350             212,997
UTI Bank Ltd.                                                                              9,700             220,577
Videocon Industries Ltd.                                                                   3,920              35,925
Videsh Sanchar Nigam Ltd.                                                                  2,700              33,026
Voltas Ltd.                                                                               16,800              79,370
Wipro Ltd.                                                                                14,800             178,494
Wipro Ltd. (ADR)                                                                           1,000              13,000
Wire & Wireless India Ltd.(a)                                                              1,000               1,098
Yes Bank Ltd.(a)                                                                           6,400              26,859
Zee Entertainment Enterprises Ltd.                                                        22,930             121,026
Zee News Ltd.(a)                                                                             904               1,360
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 27,923,984
--------------------------------------------------------------------------------------------------------------------
Indonesia -- 3.2%
--------------------------------------------------------------------------------------------------------------------
Adhi Karya Tbk PT                                                                        867,100        $     56,449
AKR Corporindo Tbk PT                                                                    861,500             107,241
Aneka Tambang Tbk PT                                                                     428,500             162,057
Astra Argo Lestari Tbk PT                                                                 97,500             250,473
Astra International Tbk PT                                                               587,700           1,271,591
Bakrie & Brothers Tbk PT(a)                                                           14,195,500             780,152
Bakrie Sumatera Plantations Tbk PT                                                       556,500              96,881
Bakrie Telecom PT(a)                                                                   1,435,000              44,089
Bank Central Asia Tbk PT                                                               2,680,000             870,707
Bank Danamon Indonesia Tbk PT                                                            280,000             172,514
Bank Internasional Indonesia Tbk PT                                                    3,437,000             170,506
Bank Mandiri PT                                                                        1,769,500             549,748
Bank Niaga Tbk PT                                                                      1,059,500              78,062
Bank Pan Indonesia Tbk PT(a)                                                           1,456,500              92,934
Bank Rakyat Indonesia PT                                                               1,243,500             803,072
Barito Pacific Tbk PT(a)                                                                 665,800              95,743
Berlian Laju Tanker Tbk PT                                                               678,000             149,743
Bumi Resources Tbk PT                                                                  2,674,000           1,926,070
Energi Mega Persada Tbk PT(a)                                                          1,550,700             172,337
Gudang Garam Tbk PT                                                                      179,000             146,620
Holcim Indonesia Tbk PT(a)                                                               351,700              34,592
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                                  383,000              48,375
Indocement Tunggal Prakarsa Tbk PT                                                       167,000             101,300
Indofood Sukses Makmur Tbk PT                                                          1,373,000             338,092
Indonesian Satellite Corp. Tbk PT                                                        698,000             458,328
International Nickel Indonesia Tbk PT                                                    355,000             255,027
Kalbe Farma Tbk PT                                                                     1,745,500             171,783
Kawasan Industri Jababeka Tbk PT(a)                                                    1,150,000              13,283
Lippo Karawaci Tbk PT                                                                  2,626,500             196,563
Matahari Putra Prima Tbk PT                                                              527,000              32,032
Medco Energi Internasional Tbk PT                                                        398,500             169,089
Perusahaan Gas Negara PT                                                                 472,500             617,852
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                                 155,500             154,409
Ramayana Lestari Sentosa Tbk PT                                                          445,000              38,551
Semen Gresik Persero Tbk PT                                                              301,000             137,582
Sinar Mas Agro Resources & Technology Tbk PT                                              23,000              19,785
Summarecon Agung Tbk PT                                                                  200,800              13,501
Tambang Batubara Bukit Asam Tbk PT (Series 'B')                                          186,000             212,806
Telekomunikasi Indonesia Tbk PT                                                        1,717,500           1,650,311
Tempo Scan Pacific Tbk PT                                                                306,000              17,207
Tunas Baru Lampung Tbk PT                                                              1,433,000              57,581
Unilever Indonesia Tbk PT                                                                487,800             358,755
United Tractors Tbk PT                                                                 1,258,500           1,637,098
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 14,730,891
--------------------------------------------------------------------------------------------------------------------
Israel -- 3.1%
--------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                             1,700        $    111,656
Aladdin Knowledge Systems Ltd.(a)                                                          1,500              21,825
Alony Hetz Properties & Investments Ltd.                                                  18,100              63,508
Alvarion Ltd.(a)                                                                           8,900              56,843
Avner Oil & Gas Ltd.                                                                     525,300              42,214
Bank Hapoalim B.M.                                                                       141,231             596,687
Bank Leumi Le-Israel                                                                     171,708             850,476
Bezeq Israeli Telecommunication Corp. Ltd.                                               456,335             842,911
Cellcom Israel Ltd.                                                                       14,500             479,370
Ceragon Networks Ltd.(a)                                                                   4,600              37,536
Check Point Software Technologies Ltd.(a)                                                 32,306             763,068
Clal Industries Ltd.                                                                      14,400              73,358
Clal Insurance Enterprise Holdings Ltd.                                                    2,810              55,588
Delek Automotive Systems Ltd.                                                              2,800              43,118
Delek Group Ltd.                                                                             880             151,408
Delek Real Estate Ltd.                                                                     9,500              33,280
Discount Investment Corp.                                                                  3,300              90,966
Elbit Imaging Ltd.                                                                         1,170              52,253
Elbit Systems Ltd.                                                                         3,250             179,893
First International Bank of Israel Ltd.(a)                                                   760              10,536
Frutarom                                                                                   8,107              66,116
Gazit Globe (1982) Ltd.                                                                   12,000             126,689
Gilat Satellite Networks Ltd.(a)                                                          11,760             125,714
Given Imaging Ltd.(a)                                                                      1,300              22,087
Harel Insurance Investments Ltd.                                                           1,580              84,719
Hot Telecommunication System(a)                                                            4,200              60,053
Housing & Construction Holdings Ltd.(a)                                                   17,700              27,519
IDB Development Corp. Ltd.                                                                 2,184              61,884
IDB Holding Corp. Ltd.                                                                     2,900              77,026
Israel Chemicals Ltd.                                                                     81,761           1,498,777
Israel Corp. Ltd.                                                                            398             491,451
Israel Discount Bank Ltd. (Series 'A')(a)                                                 60,100             145,585
Jerusalem Economy Ltd.                                                                     3,200              48,232
Koor Industries Ltd.                                                                       1,010              65,933
LanOptics Ltd.(a)                                                                          6,700              96,748
Makhteshim-Agan Industries Ltd.                                                           51,297             469,485
Mellanox Technologies Ltd.(a)                                                              4,200              62,399
Menorah Mivtachim Holdings Ltd.                                                            6,900              60,533
Migdal Insurance & Financial Ltd. Holdings                                                38,400              58,412
Mizrahi Tefahot Bank Ltd.                                                                 17,240             143,705
Ness Technologies, Inc.(a)                                                                 2,700              24,489
Nice Systems Ltd.(a)                                                                       7,423             238,821
Oil Refineries Ltd.                                                                      162,600             149,353
Orbotech Ltd.(a)                                                                           3,000              52,650
Ormat Industries Ltd.                                                                      9,100             117,848
Osem Investment Ltd.                                                                       3,944              46,210
Partner Communications Co., Ltd.                                                          37,100             869,755
Paz Oil Co., Ltd.                                                                            230              34,527
Property & Building Corp. Ltd.                                                               180              14,252
RADVision Ltd.(a)                                                                          1,700              11,713
Retalix Ltd.(a)                                                                            1,420              20,558
Strauss Group Ltd.(a)                                                                      1,700              25,483
Supersol Ltd.                                                                              7,200              35,635
Syneron Medical Ltd.(a)                                                                    1,300              19,656
Teva Pharmaceutical Industries Ltd.                                                        4,400             206,887
Teva Pharmaceutical Industries Ltd. (ADR)                                                 86,604           4,051,335
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 14,268,733
--------------------------------------------------------------------------------------------------------------------
Jordan -- 0.7%
--------------------------------------------------------------------------------------------------------------------
Arab Bank Plc                                                                             54,300        $  1,387,003
Arab East Investment                                                                      15,050              79,434
Arab Potash Co.                                                                            4,100             391,195
Bank of Jordan                                                                            11,100              40,572
Jordan Ahli Bank                                                                          14,000              48,405
Jordan Cement Factory                                                                      5,600              84,561
Jordan Telecom Corp.                                                                      34,500             288,717
Jordanian Electric Power Co.                                                              19,600             199,153
Middle East Complex for Engineering, Electric, & Heavy Industries                         98,700             316,186
Taameer Jordan Co.(a)                                                                     82,800             261,744
Union Investment Corp.(a)                                                                 34,700              71,986
Union Land Development                                                                    32,100              87,883
United Arab Investors                                                                     65,800             210,790
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,467,629
--------------------------------------------------------------------------------------------------------------------
Kenya -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                    93,300        $    146,269
Bamburi Cement Co., Ltd.                                                                 149,700             457,423
Barclays Bank of Kenya Ltd.                                                              457,165             533,032
Diamond Trust of Kenya Ltd.                                                               46,700              71,878
East African Breweries Ltd.                                                              153,480             424,360
ICDC Investment Co.                                                                      196,000              90,703
Kenya Airways Ltd.                                                                       345,800             292,105
Kenya Commercial Bank Ltd.                                                             1,089,400             580,293
Kenya Electricity Generating Co., Ltd.                                                   637,500             266,153
Kenya Oil Co., Ltd.                                                                       64,000              94,888
Kenya Power & Lighting Ltd.                                                               25,400              85,984
Mumias Sugar Co., Ltd.                                                                   856,800             181,318
Nation Media Group Ltd.                                                                   27,300             150,130
NIC Bank Ltd.                                                                            111,300             114,302
Standard Chartered Bank Kenya Ltd.                                                        55,400             185,669
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,674,507
--------------------------------------------------------------------------------------------------------------------
Latvia -- 0.1%
--------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                                2,000        $     23,965
Latvian Shipping Co.(a)                                                                   80,000             206,924
SAF Tehnika(a)                                                                             5,000              12,243
Ventspils Nafta(a)                                                                         7,900              37,247
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    280,379
--------------------------------------------------------------------------------------------------------------------
Lithuania -- 0.6%
--------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                               32,486        $    131,630
Bankas Snoras(a)                                                                          24,000              32,483
Invalda PVA                                                                               19,100             112,030
Klaipedos Nafta PVA(a)                                                                   845,900             342,723
Lietuvos Dujos                                                                            31,900              39,206
Lietuvos Energija(a)                                                                      42,400              72,885
Pieno Zvaigzdes                                                                           63,600             137,758
Rokiskio Suris                                                                            69,800             156,678
Rytu Skirstomieji Tinklai                                                                 88,200             181,813
Sanitas                                                                                   18,400             218,698
Siauliu Bankas(a)                                                                        156,126             188,965
Snaige(a)                                                                                  4,000               6,243
Teo LT AB                                                                                625,400             566,664
Ukio Bankas Commercial Bank                                                              338,680             483,655
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  2,671,431
--------------------------------------------------------------------------------------------------------------------
Malaysia -- 3.1%
--------------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                        43,500        $     28,087
Airasia Bhd(a)                                                                           338,200             135,075
Alliance Financial Group Bhd                                                             103,700             101,453
AMMB Holdings Bhd                                                                        184,200             219,534
Asiatic Development Bhd                                                                   40,800             105,488
Astro All Asia Networks Plc                                                               88,200              97,561
Batu Kawan Bhd                                                                            90,500             323,110
Berjaya Sports Toto Bhd                                                                  122,400             197,610
British American Tobacco Malaysia Bhd                                                     10,300             139,260
Bumiputra-Commerce Holdings Bhd                                                          207,100             654,517
Bursa Malaysia Bhd                                                                        39,200             110,987
Dialog Group Bhd                                                                         221,900             105,463
Digi.com Bhd                                                                              48,700             374,670
DRB-Hicom Bhd                                                                            106,400              44,724
E&O Property Development Bhd(a)                                                           83,200              49,268
EON Capital Bhd                                                                           16,600              27,579
Gamuda Bhd                                                                               249,100             245,397
Genting Bhd                                                                              293,900             596,482
Green Packet Bhd                                                                          65,100              47,790
Hong Leong Bank Bhd                                                                       40,600              78,417
Hong Leong Financial Group Bhd                                                            15,400              24,252
IGB Corp. Bhd                                                                            173,500             102,976
IJM Corp. Bhd                                                                            114,350             207,967
IOI Corp. Bhd                                                                            287,505             664,100
Kencana Petroleum Bhd(a)                                                                 233,700             146,989
KLCC Property Holdings Bhd                                                                25,800              24,836
KNM Group Bhd                                                                            273,100             551,894
Kuala Lumpur Kepong Bhd                                                                   55,500             294,340
Kulim (Malaysia) Bhd                                                                      41,000             100,586
Lafarge Malayan Cement Bhd                                                                99,150             129,377
Landmarks Bhd                                                                             56,000              37,606
Lion Diversified Holdings Bhd                                                             32,800              13,516
Magnum Corp. Bhd                                                                          80,100              86,543
Malayan Banking Bhd                                                                      245,650             623,831
Malaysia Airports Holdings Bhd                                                            48,200              45,723
Malaysian Airline System Bhd(a)                                                          165,733             210,210
Malaysian Airline System Bhd (PFD Shares)                                                 33,533               9,553
Malaysian Bulk Carriers Bhd                                                              102,200             141,526
Malaysian Pacific Industries Bhd                                                          15,200              42,162
Malaysian Resources Corp. Bhd(a)                                                         144,000              68,290
Media Prima Bhd                                                                           72,300              57,085
MISC Bhd                                                                                 111,400             332,883
MMC Corp. Bhd                                                                            103,800             121,088
Mulpha International Bhd(a)                                                               75,400              23,582
Multi-Purpose Holdings Bhd                                                               110,400              63,933
OSK Holdings Bhd                                                                          44,000              28,765
Parkson Holdings Bhd(a)                                                                  167,440             370,508
Petra Perdana Bhd                                                                         83,400             111,420
Petronas Dagangan Bhd                                                                    105,900             276,785
Petronas Gas Bhd                                                                          42,700             135,149
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                    181,900             185,582
Pos Malaysia Bhd                                                                          22,200              14,271
PPB Group Bhd                                                                             60,300             205,268
Public Bank Bhd                                                                          212,500             767,069
Puncak Niaga Holding Bhd                                                                  40,200              46,136
Ranhill Bhd                                                                              132,000              62,849
Resorts World Bhd                                                                        283,000             302,757
RHB Capital Bhd                                                                           62,100              98,401
SapuraCrest Petroleum Bhd                                                                208,100              98,699
Sarawak Energy Bhd                                                                       152,400             122,775
Scomi Group Bhd                                                                          183,700              57,498
Shell Refining Co. Bhd                                                                    36,900             135,585
Sime Darby Bhd                                                                           404,239           1,228,457
SP Setia Bhd                                                                              75,600             101,717
Star Publications (Malaysia) Bhd                                                          30,000              33,222
Sunrise Bhd                                                                               51,064              40,035
Ta Ann Holdings Bhd                                                                       25,400              61,881
TA Enterprise Bhd                                                                         35,700              13,008
Tanjong Plc                                                                               24,100             122,993
Tebrau Teguh Bhd(a)                                                                      247,300              58,086
Telekom Malaysia Bhd                                                                     131,600             150,857
Tenaga Nasional Bhd                                                                      200,900             417,113
Titan Chemicals Corp. Bhd                                                                168,000              67,601
TM International Bhd(a)                                                                  131,600             297,860
Top Glove Corp. Bhd                                                                       12,400              18,895
Transmile Group Bhd(a)                                                                    12,500               6,692
Uchi Technologies Bhd                                                                     90,400              65,150
UEM Builders Bhd                                                                          90,600              35,812
UEM World Bhd                                                                            173,400             178,827
UMW Holdings Bhd                                                                          29,800              62,356
Unisem (M) Bhd                                                                           110,600              50,814
Wah Seong Corp. Bhd                                                                      107,125              83,015
WCT Engineering Bhd                                                                       98,800              98,548
WTK Holdings Bhd                                                                         154,250             128,951
YTL Corp. Bhd                                                                             61,300             145,228
YTL Power International Bhd                                                              188,533             154,648
Zelan Bhd                                                                                 47,600              39,335
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 14,487,938
--------------------------------------------------------------------------------------------------------------------
Mauritius -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                                        37,800        $     32,712
Ireland Blyth Ltd.                                                                        31,600              70,492
Mauritius Commercial Bank                                                                231,900           1,569,785
Mauritius Development Investment Trust Co., Ltd.                                         258,000              57,058
New Mauritius Hotels Ltd.                                                                108,650             710,404
Promotion & Development Ltd.                                                              11,800              45,502
Rogers & Co., Ltd.                                                                         5,700              88,788
Shell Mauritius Ltd.                                                                      14,300              41,312
State Bank of Mauritius Ltd.                                                             147,800             507,148
Sun Resorts Ltd.                                                                          67,375             259,135
United Basalt Products Ltd.                                                               36,000              59,538
United Docks Ltd.(a)                                                                      27,400             100,115
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,541,989
--------------------------------------------------------------------------------------------------------------------
Mexico -- 6.1%
--------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                               102,000        $    713,473
America Movil SA de CV (Series 'A')                                                        3,700              11,180
America Movil SA de CV (Series 'L')                                                    2,427,020           7,037,786
Axtel SA de CV (Series 'CPO')(a)                                                          77,100             141,613
Banco Compartamos SA de CV(a)                                                             97,800             407,665
Carso Global Telecom SA de CV (Series 'A1')(a)                                            63,800             312,207
Carso Infraestructura y Construccion SA(a)                                               254,200             250,142
Cemex SAB de CV (Series 'CPO')(a)                                                        962,800           2,668,196
Coca-Cola Femsa SA de CV (Series 'L')                                                     30,200             157,470
Consorcio ARA SA de CV                                                                    37,200              38,907
Controladora Comercial Mexicana SA de CV                                                  40,400             113,421
Corporacion GEO SA de CV (Series 'B')(a)                                                  38,300             142,517
Corporacion Interamericana de Entretenimiento SA de CV (Class 'B' Shares)(a)              18,100              41,169
Corporacion Moctezuma SA de CV                                                            27,500              71,683
Desarrolladora Homex SA de CV(a)                                                          25,100             248,522
Desc SA de CV (Series 'B')(a)                                                             28,400              25,811
Division DINE SA de CV(a)                                                                 78,400              74,612
Embotelladoras Arca SA                                                                    16,000              60,907
Empresas ICA SA de CV(a)                                                                 176,900           1,069,203
Fomento Economico Mexicano SA de CV (Series 'UBD')                                       221,200             957,405
Gruma SAB (Class 'B' Shares)                                                              18,300              50,506
Grupo Aeroportuario del Centro Norte SAB de CV                                            37,000             100,707
Grupo Aeroportuario del Pacifico SA de CV (Class 'B' Shares)                              41,500             168,840
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                              28,800             161,737
Grupo Bimbo SA de CV (Series 'A')                                                         59,900             384,787
Grupo Carso SA de CV (Series 'A1')                                                       195,300             891,026
Grupo Cementos de Chihuahua SA de CV                                                       7,100              36,143
Grupo Elektra SA de CV                                                                     8,300             255,246
Grupo FAMSA SA (Series 'A')(a)                                                             7,500              24,510
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                     674,000           2,970,468
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                     354,000           1,127,585
Grupo Iusacell SA de CV(a)                                                                 6,533              77,250
Grupo Lamosa SA                                                                           47,773             106,842
Grupo Mexico SA de CV (Series 'B')                                                       152,700           1,111,708
Grupo Modelo SA de CV (Series 'C')                                                        77,500             341,486
Grupo Pochteca SAB de CV(a)                                                                8,260               1,918
Grupo Televisa SA (Series 'CPO')                                                         174,200             857,758
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)         356,400             562,358
Industrias CH SA (Series 'B')(a)                                                          25,700             117,399
Industrias Penoles SA de CV                                                               13,000             380,434
Kimberly-Clark de Mexico SA de CV                                                         73,000             346,668
Mexichem SA de CV                                                                         70,032             499,526
Organizacion Soriana SAB de CV (Class 'B' Shares)                                         30,500              98,689
Promotora y Operadora de Infraestructura SA de CV(a)                                      77,700             277,295
SARE Holding SA de CV (Class 'B' Shares)(a)                                               24,800              34,222
Telefonos de Mexico SA de CV (Series 'A')                                                  6,500              11,735
Telefonos de Mexico SA de CV (Series 'L')                                                672,200           1,212,906
TV Azteca SA de CV (Series 'CPO')                                                        153,000              88,820
Urbi Desarrollos Urbanos SA de CV(a)                                                      35,900             114,966
Vitro SA de CV (Series 'A')                                                               34,900              61,678
Wal-Mart de Mexico SA de CV (Series 'V')                                                 295,800           1,187,957
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 28,207,059
--------------------------------------------------------------------------------------------------------------------
Morocco -- 1.6%
--------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                          1,810        $    802,913
Banque Centrale Populaire                                                                    260              79,149
Banque Marocaine du Commerce Exterieur (BMCE)                                              2,480           1,078,767
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                     760             116,515
Centrale Laitiere                                                                             85              82,315
Ciments du Maroc                                                                             800             261,113
Compagnie Generale Immobiliere                                                               360             110,652
Credit Immobilier et Hotelier(a)                                                           1,440             117,380
Douja Promotion Groupe Addoha SA                                                           3,100             907,529
Holcim Maroc SA                                                                              450             161,671
Lafarge Ciments                                                                            1,250             373,682
Managem                                                                                      755              50,527
Maroc Telecom                                                                             51,820           1,398,847
ONA SA                                                                                     3,670             866,557
RISMA(a)                                                                                   1,900              98,697
Samir                                                                                      1,180             114,968
Societe des Brasseries du Maroc                                                              225              58,082
Societe Nationale d'Investissement                                                         1,145             282,684
SONASID (Societe Nationale de Siderurgie)                                                    340             192,835
Wafa Assurance                                                                               100              35,857
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  7,190,740
--------------------------------------------------------------------------------------------------------------------
Nigeria -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Access Bank Nigeria Plc                                                                  384,500        $     60,172
Afribank Nigeria Plc                                                                     357,860              78,739
African Petroleum Plc                                                                    214,492             534,852
Ashaka Cement Plc                                                                        190,166              66,150
Cadbury Nigeria Plc(a)                                                                    22,000               7,259
Dangote Sugar Refinery Plc                                                               559,032             165,488
First Bank of Nigeria Plc                                                                754,566             263,117
Guaranty Trust Bank Plc                                                                  815,550             231,048
Guiness Nigeria Plc                                                                      147,075             161,565
Intercontinental Bank Plc                                                                805,300             311,068
Mobil Nigeria Plc                                                                          8,750              18,422
Nestle Foods Nigeria Plc                                                                  21,800              40,310
Nigerian Breweries Plc                                                                   538,200             232,819
Oando Plc                                                                                117,500             228,233
Oceanic Bank International Plc                                                           510,200             109,704
PZ Cussons Nigeria Plc                                                                   174,000              39,067
Total Nigeria Plc                                                                          6,800              13,840
Transnational Corp. of Nigeria Plc(a)                                                    314,300               7,864
UAC of Nigeria Plc                                                                       300,000             135,553
Unilever Nigeria Plc(a)                                                                  270,000              52,216
Union Bank of Nigeria Plc                                                                627,440             196,808
United Bank for Africa Plc                                                               438,293             203,356
West African Portland Cement Co., Plc                                                    464,033             212,622
Zenith Bank Ltd.                                                                         838,275             330,631
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,700,903
--------------------------------------------------------------------------------------------------------------------
Oman -- 0.9%
--------------------------------------------------------------------------------------------------------------------
AES Barka SAOG                                                                             2,600        $     18,241
Ahli Bank                                                                                 90,000              71,533
Al Jazeira Services Co.                                                                  119,160              88,519
Bank Dhofar SAOG                                                                          49,920             120,184
Bank Muscat SAOG                                                                         112,645             598,335
Dhofar International Development & Investment Holding Co.                                 27,600              58,068
National Bank of Oman Ltd.                                                               184,411             404,746
Oman Cables Industry SAOG                                                                 33,600             351,914
Oman Cement Co., SAOG                                                                     58,100             129,782
Oman Flour Mills Co., Ltd. SAOG                                                           16,410             168,149
Oman International Bank SAOG                                                              14,675             149,799
Oman National Investment Corp. Holdings                                                    1,400              66,640
Oman Telecommunications Co.                                                              114,850             584,691
Ominvest                                                                                  17,640              43,069
Raysut Cement Co., SAOG                                                                   67,700             505,407
Renaissance Holdings Co.                                                                 156,673             627,723
Salalah Port Services Co.                                                                  1,700              35,104
Shell Oman Marketing Co.                                                                  11,900              62,436
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  4,084,340
--------------------------------------------------------------------------------------------------------------------
Pakistan -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                               15,500        $     88,510
Allied Bank Ltd.                                                                          39,840              73,051
Arif Habib Bank Ltd.(a)                                                                    1,750                 662
Arif Habib Securities Ltd.                                                                17,500              49,627
Askari Commercial Bank Ltd.                                                               28,350              24,415
Bank AL Habib Ltd.                                                                        27,300              22,453
Bank Alfalah Ltd.                                                                        108,301              92,312
Bank of Punjab                                                                            16,500              15,421
D.G. Khan Cement Co., Ltd.                                                                14,800              25,010
EFU General Insurance Ltd.                                                                13,800             143,083
Engro Chemical Pakistan Ltd.                                                              22,500             114,572
Fauji Fertilizer Bin Qasim Ltd.                                                           58,000              34,735
Fauji Fertilizer Co., Ltd.                                                                27,500              60,021
Faysal Bank Ltd.                                                                          32,500              27,953
Hub Power Co., Ltd.                                                                      604,700             299,449
Indus Motor Co., Ltd.                                                                     24,000             124,383
Kot Addu Power Co., Ltd.                                                                  84,000              69,805
Lucky Cement Ltd.                                                                         29,000              64,265
Muslim Commercial Bank Ltd.                                                               78,275             502,695
National Bank of Pakistan                                                                 24,612              85,715
National Refinery Ltd.                                                                     4,920              27,813
NIB Bank Ltd.(a)                                                                          58,830              15,249
Nishat Chunian Ltd.                                                                       34,200              15,719
Nishat Mills Ltd.                                                                        111,500             225,072
Oil & Gas Development Co., Ltd.                                                          151,600             314,367
Packages Ltd.                                                                             11,500              60,063
Pak Suzuki Motor Co., Ltd.                                                                14,600              49,026
Pakistan Oil Fields Ltd.                                                                  20,000             129,557
Pakistan Petroleum Ltd.                                                                   25,850             109,449
Pakistan State Oil Co., Ltd.                                                              16,900             131,549
Pakistan Telecommunication Co., Ltd.                                                     279,100             196,721
SUI Northern Gas Pipelines Ltd.                                                           85,500              83,092
SUI Southern Gas Co., Ltd.                                                               158,500              68,065
Telecard Ltd.(a)                                                                         181,000              24,677
Unilever Pakistan Ltd.                                                                     1,100              41,637
United Bank Ltd.                                                                          35,625              78,836
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,489,029
--------------------------------------------------------------------------------------------------------------------
Peru -- 1.5%
--------------------------------------------------------------------------------------------------------------------
Alicorp SA(a)                                                                            315,100        $    331,603
Austral Group SA(a)                                                                      658,650             113,214
Banco Continental                                                                          8,200              29,196
Cementos Lima SA                                                                           1,000              27,579
Cementos Pacasmayo SAA                                                                    21,300              37,359
Cia de Minas Buenaventura SA                                                                 800              51,033
Cia de Minas Buenaventura SA (ADR)                                                        12,740             797,142
Cia Minera Atacocha SA                                                                     6,875              14,953
Cia Minera Atacocha SA (Class 'B' Shares) (PFD Shares)                                    39,750              71,811
Cia Minera Milpo SA                                                                       58,251             210,470
Corporacion Aceros Arequipa SA                                                            16,999              28,355
Credicorp Ltd.                                                                            13,890           1,114,618
Edegel SA                                                                                775,000             380,608
Edelnor SA                                                                               108,248              94,551
Empresa Agroindustrial Casa Grande SA(a)                                                  69,120             215,796
Energia del Sur SA                                                                        39,900             177,057
Ferreyros SA                                                                             238,188             476,259
Grana y Montero SA                                                                       135,047             296,083
Luz del Sur SAA                                                                           90,550             149,291
Minsur SA                                                                                 85,200             276,458
Refineria la Pampilla SA                                                                   1,800              23,678
Sociedad Minera Cerro Verde SA                                                             4,890             138,387
Sociedad Minera el Brocal SA                                                               8,970             122,088
Southern Copper Corp.                                                                     14,250           1,635,422
Volcan Cia Minera SA (Class 'B' Shares)                                                  134,959             311,513
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  7,124,524
--------------------------------------------------------------------------------------------------------------------
Philippines -- 2.0%
--------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                          3,911,000        $    607,511
Alliance Global Group, Inc.(a)                                                         1,460,000             134,706
Altlas Consolidated Mining & Development Corp.(a)                                        500,000             141,945
Ayala Corp.                                                                               37,896             264,828
Ayala Land, Inc.                                                                       1,570,800             361,233
Banco De Oro                                                                             338,020             374,511
Bank of the Philippine Islands                                                           315,500             372,303
Belle Corp.(a)                                                                           675,000              15,093
China Banking Corp.                                                                        1,887              27,392
Filinvest Land, Inc.(a)                                                                3,449,000              80,975
First Gen Corp.                                                                           73,300              61,296
First Philippine Holdings Corp.                                                           70,100              66,896
Globe Telecom, Inc.                                                                        6,540             210,087
Holcim Philippines, Inc.                                                               1,492,000             193,483
International Container Terminal Services, Inc.                                          388,900             278,863
JG Summit Holding, Inc.                                                                2,411,900             524,594
Jollibee Foods Corp.                                                                     143,300             148,814
Manila Electric Co.                                                                      178,200             339,942
Manila Water Co.                                                                         254,600             106,482
Megaworld Corp.                                                                        2,476,800             119,603
Metropolitan Bank & Trust Co.                                                            261,600             215,499
Petron Corp.                                                                           3,077,000             412,121
Philex Mining Corp.                                                                    3,213,700             490,697
Philippine Long Distance Telephone Co.                                                    26,620           1,617,579
Philippine National Bank(a)                                                               60,500              43,437
PNOC Energy Development Corp.                                                          3,240,800             396,304
Robinsons Land Corp.                                                                     411,400             104,626
San Miguel Corp. (Class 'B' Shares)                                                      649,500             751,108
Security Bank Corp.                                                                       32,200              45,498
SM Investments Corp.                                                                      53,938             317,543
SM Prime Holdings, Inc.                                                                  893,799             151,592
Universal Robina Corp.                                                                   349,600             115,337
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  9,091,898
--------------------------------------------------------------------------------------------------------------------
Poland -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                  13,800        $    251,888
Alchemia SA(a)                                                                            12,100              49,222
AmRest Holdings NV(a)                                                                      4,410             170,079
Apator SA                                                                                  5,200              34,302
Bank Handlowy w Warszawie SA                                                               4,170             157,860
Bank Millennium SA                                                                        38,100             133,021
Bank Pekao SA                                                                             14,578           1,259,338
Bank Przemyslowo-Handlowy BPH                                                                995              39,734
Bank Zachodni WBK SA                                                                       3,200             233,181
Bioton SA(a)                                                                             460,100             133,472
BRE Bank SA(a)                                                                             1,603             258,625
Budimex SA(a)                                                                              4,100             144,227
Cersanit-Krasnystaw SA(a)                                                                 18,250             183,493
Ciech SA                                                                                   1,850              65,018
Cinema City International NV(a)                                                            5,300              63,190
ComArch SA(a)                                                                                880              42,126
ComputerLand SA                                                                            2,460              35,145
Debica SA                                                                                  2,520             107,428
Dom Development SA                                                                         4,150             122,425
Echo Investment SA(a)                                                                     31,000              92,695
Elektrobudowa SA                                                                           1,000              87,712
Eurocash SA                                                                               23,000             135,818
Farmacol SA(a)                                                                             4,040              67,508
Firma Chemiczna Dwory SA(a)                                                              103,850              48,319
Getin Holding SA(a)                                                                       57,150             311,544
Globe Trade Centre SA(a)                                                                  15,890             259,757
Grupa Kety SA                                                                              1,090              56,708
Grupa Lotos SA                                                                             6,453              96,267
IDMSA.PL(a)                                                                               12,800              22,883
Impexmetal SA                                                                              5,750              12,235
ING Bank Slaski SA w Katowicach                                                              375              83,910
JW Construction Holding SA(a)                                                              3,690              46,243
KGHM Polska Miedz SA                                                                      16,280             749,726
Kredyt Bank SA                                                                             4,800              43,795
LPP SA(a)                                                                                    275             285,284
Mondi Packaging Paper Swiecie SA                                                             930              19,564
Mostostal Zabrze - Holding SA(a)                                                          26,460             105,852
Mostostal-Export SA(a)                                                                    44,200              96,324
Mostostal-Warszawa SA(a)                                                                   3,160              81,964
Multimedia Polska SA(a)                                                                   37,040             139,336
Netia SA(a)                                                                               85,915             139,494
NG2 SA                                                                                     3,810              75,382
Orbis SA                                                                                   8,060             207,634
PBG SA(a)                                                                                  2,720             360,182
Pfleiderer Grajewo SA                                                                      3,400              41,765
Polimex Mostostal SA                                                                     150,950             471,603
Polish Oil & Gas                                                                         117,000             219,211
Polnord SA(a)                                                                              1,920              85,485
Polska Grupa Farmaceutyczna SA                                                             3,200             118,651
Polski Koncern Miesny Duda SA(a)                                                          21,100              42,826
Polski Koncern Naftowy Orlen SA(a)                                                        51,630             972,046
Powszechna Kasa Oszczednosci Bank Polski SA                                               73,540           1,516,168
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)                                           13,800             178,711
Softbank SA                                                                               13,793             415,668
Telekomunikacja Polska SA                                                                218,420           2,187,313
TVN SA                                                                                    38,650             394,577
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                                530             161,708
Zaklady Azotowe Pulawy SA                                                                  1,500              96,230
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA(a)                                     1,810              47,849
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 14,059,721
--------------------------------------------------------------------------------------------------------------------
Qatar -- 1.6%
--------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.                                                                     12,993        $    254,777
Commercial Bank of Qatar                                                                  14,365             642,451
Doha Bank Ltd.                                                                            13,632             280,971
First Finance Co.                                                                         29,000             299,556
Industries Qatar                                                                          26,235           1,277,137
Masraf Al Rayan                                                                           67,400             405,506
Qatar Electricity & Water Co.                                                              4,220             162,415
Qatar Fuel                                                                                 5,770             256,793
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                                88,600             973,613
Qatar Insurance Co.                                                                        3,220             173,825
Qatar International Islamic Bank                                                          11,943             269,042
Qatar Islamic Bank                                                                        17,737             589,601
Qatar National Bank                                                                        9,614             604,200
Qatar National Navigation                                                                 10,580             348,787
Qatar Real Estate Investment Co.                                                           2,760              43,295
Qatar Shipping Co.                                                                         9,636             165,451
Qatar Telecom QSC                                                                          6,077             359,543
United Development Co.                                                                     4,780              76,333
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  7,183,296
--------------------------------------------------------------------------------------------------------------------
Romania -- 0.7%
--------------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                           142,500        $     84,176
Banca Comerciala Carpatica Sibiu                                                          98,100              10,349
Banca Transilvania(a)                                                                  2,272,876             707,925
Biofarm Bucuresti                                                                      1,298,562             140,882
BRD-Group Societe Generale                                                               127,340           1,147,153
Flamingo International SA(a)                                                             900,700              86,541
Impact SA(a)                                                                           1,990,802             178,033
Rompetrol Rafinare SA(a)                                                               2,930,500              74,848
SNP Petrom SA                                                                          3,054,800             632,380
Transelectrica SA                                                                         34,000             364,075
Turbomechanica SA                                                                        347,300              51,324
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,477,686
--------------------------------------------------------------------------------------------------------------------
Russia -- 5.9%
--------------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                                   59,000        $    253,855
AvtoVAZ                                                                                  202,400             367,528
Central Telecommunication Co.                                                             85,700              58,490
Cherepovets MK Severstal                                                                   2,900              70,353
Cherepovets MK Severstal (GDR)(144A)                                                       7,750             189,487
Comstar United Telesystems (GDR)                                                          18,350             180,621
CTC Media, Inc.(a)                                                                        16,600             429,442
Evraz Group SA (GDR)(144A)                                                                 2,650             274,271
Gazprom Neft                                                                               5,000              30,446
Gazprom Neft (ADR)                                                                         1,800              53,775
Irkutskenergo                                                                            166,200             140,050
JSC MMC Norilsk Nickel (ADR)                                                              13,000             349,145
JSC Scientific Production Corp. Irkut                                                    107,800              98,277
JSC Severstal-Avto                                                                         3,600             223,730
KamAZ(a)                                                                                  94,700             555,582
Lebedyansky                                                                                1,510             120,846
LUKOIL                                                                                       890              75,692
LUKOIL (ADR)                                                                              19,650           1,768,247
Magnitogorsk Iron & Steel Works (GDR)(144A)                                                3,500              60,538
Mechel (ADR)                                                                               1,900             277,020
Mining & Metallurgical Co.                                                                 2,680             718,771
Mobile TeleSystems                                                                        58,400             692,836
Mobile TeleSystems (ADR)                                                                   2,200             170,676
Mosenergo                                                                                615,000             132,225
North-West Telecom                                                                        29,300              34,182
NovaTek OAO (GDR)(144A)                                                                    7,850             591,269
Novolipetsk Steel (GDR)(144A)                                                              6,536             288,751
OAO Gazprom                                                                               73,400             867,187
OAO Gazprom (ADR)                                                                         36,450           1,939,140
OAO Gazprom (ADR)(144A)                                                                   77,400           4,095,362
OAO Rosneft Oil Co.                                                                        6,700              65,295
OAO Rosneft Oil Co. (GDR)                                                                105,400           1,025,768
OAO Seventh Continent                                                                      4,200             101,364
OAO TMK (GDR)(144A)                                                                        2,500              82,063
OGK-3(a)                                                                                 531,000              55,755
Pegas Nonwovens SA                                                                        11,200             326,065
PIK Group (GDR)(144A)(a)                                                                  15,700             415,128
Polyus Gold                                                                                  800              43,150
Polyus Gold (ADR)                                                                          2,800             149,098
RAO Unified Energy System of Russia (GDR)(144A)(a)                                         4,600             429,627
RAO Unified Energy System of Russia (GDR)(a)                                             451,500             366,364
RAO Unified Energy System of Russia (PFD Shares)(a)                                      163,649             132,736
Raspadskaya                                                                                8,400              70,851
RBC Information Systems(a)                                                                15,550             129,585
Rostelecom                                                                                11,000             128,146
Rostelecom (ADR)                                                                           1,900             131,385
Sberbank                                                                               1,131,800           3,663,497
Sberbank (PFD Shares)                                                                    139,250             281,900
Sibirtelecom                                                                             419,500              35,777
Sistema JSFC (GDR)                                                                        11,430             345,895
Sitronics (GDR)(144A)(a)                                                                   9,050              57,739
Slavneft-Megionneftegas(a)                                                                 1,400              36,950
Surgutneftegaz                                                                           163,200             160,688
Surgutneftegaz (ADR)                                                                      65,360             632,070
Surgutneftegaz (PFD Shares)                                                              269,500             130,165
Tatneft                                                                                   10,900              69,870
Tatneft (GDR)(144A)                                                                        2,190             279,216
TGC-5 JSC                                                                             84,535,350              63,402
Transneft                                                                                     70              85,111
Uralsvyazinform                                                                        2,952,700             140,599
Vimpel-Communications (ADR)                                                               25,740             776,318
VolgaTelecom                                                                               8,400              37,635
VTB Bank OJSC                                                                         31,700,000             119,763
VTB Bank OJSC (GDR)(144A)(a)                                                              90,550             672,065
Wimm-Bill-Dann Foods OJSC (ADR)                                                            2,665             324,331
X5 Retail Group NV (GDR)(a)                                                               17,300             649,612
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 27,322,777
--------------------------------------------------------------------------------------------------------------------
South Africa -- 5.9%
--------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                           19,650        $    245,860
Adcorp Holdings Ltd.                                                                      16,900              71,223
AECI Ltd.                                                                                  6,330              55,132
African Bank Investments Ltd.                                                             58,214             203,774
African Oxygen Ltd. (AFROX)                                                                7,700              25,538
African Rainbow Minerals Ltd.                                                              4,800             163,055
Allan Gray Property Trust                                                                 84,300              62,436
Allied Electronics Corp. Ltd.                                                             17,182              84,801
Allied Electronics Corp. Ltd. (PFD Shares)(a)                                             48,700             232,812
Allied Technologies Ltd.                                                                   2,700              18,914
Anglo Platinum Ltd.                                                                        4,980             795,684
AngloGold Ashanti Ltd.                                                                    12,140             409,281
ApexHi Properties Ltd. (Class 'B' Shares)                                                 19,200              39,683
Argent Industrial Ltd.                                                                    10,100              24,403
Aspen Pharmacare Holdings Ltd.(a)                                                         56,050             229,922
Astral Foods Ltd.                                                                          2,800              37,769
Aveng Ltd.                                                                                64,590             487,142
AVI Ltd.                                                                                  32,000              63,221
Barloworld Ltd.                                                                           44,020             642,681
Basil Read Holdings Ltd.                                                                  16,800              60,093
Bell Equipment Ltd.                                                                       13,500              77,577
Bidvest Group Ltd.                                                                        70,930           1,066,810
Brait                                                                                     12,000              31,871
Business Connexion Group                                                                   9,500               6,565
Cashbuild Ltd.                                                                             9,600              72,669
DataTec Ltd.                                                                              34,700             123,952
Discovery Holdings Ltd.                                                                   41,945             137,466
Distribution & Warehousing Network Ltd.(a)                                                18,900              35,128
Famous Brands Ltd.                                                                        15,100              28,141
FirstRand Ltd.                                                                           264,450             544,654
Foschini Ltd.                                                                             30,100             143,311
Freeworld Coatings Ltd.(a)                                                                26,320              32,429
Gold Fields Ltd.                                                                          40,935             548,390
Grindrod Ltd.                                                                             36,200             123,664
Group Five Ltd.                                                                           12,660              84,148
Growthpoint Properties Ltd.                                                               95,900             162,307
Harmony Gold Mining Co., Ltd.(a)                                                          23,310             269,066
Hulamin Ltd.                                                                               1,940               5,619
Hyprop Investments Ltd.                                                                    6,200              30,740
Illovo Sugar Ltd.                                                                         27,600             117,101
Impala Platinum Holdings Ltd.                                                             51,820           2,101,044
Imperial Holdings Ltd.                                                                    16,480             166,252
Investec Ltd.                                                                             16,000             116,428
JD Group Ltd.                                                                             17,090              79,553
Johnnic Communications Ltd.                                                               44,850              85,334
JSE Ltd.                                                                                   4,200              36,214
Kumba Iron Ore Ltd.                                                                        5,560             242,074
Kumba Resources Ltd.                                                                       7,110             117,097
Lewis Group Ltd.                                                                           8,300              42,112
Liberty Group Ltd.                                                                         8,000              75,557
Massmart Holdings Ltd.                                                                    31,600             294,332
Medi-Clinic Corp. Ltd.                                                                    52,200             134,890
Merafe Resources Ltd.(a)                                                                 153,100              70,500
Metorex Ltd.(a)                                                                           12,300              38,641
Metropolitan Holdings Ltd.                                                                38,600              67,001
Mittal Steel South Africa Ltd.                                                            14,540             439,411
Mondi Ltd.                                                                                 9,900              81,870
Mr. Price Group Ltd.                                                                      22,100              48,740
MTN Group Ltd.                                                                           227,940           4,339,642
Murray & Roberts Holdings Ltd.                                                            67,250             783,905
Mvelaphanda Group Ltd.                                                                    65,900              69,658
Mvelaphanda Resources Ltd.(a)                                                              5,700              44,417
Nampak Ltd.                                                                               32,738              71,280
Naspers Ltd. (Class 'N' Shares)                                                           49,992           1,079,211
Nedbank Group Ltd.                                                                        24,130             364,112
Netcare Ltd.(a)                                                                          194,250             225,113
New Clicks Holdings Ltd.                                                                  34,800              63,733
Northam Platinum Ltd.                                                                     14,400             125,528
Pangbourne Properties Ltd.                                                                28,800              52,037
Pick'n Pay Holdings Ltd.                                                                  36,500              58,807
Pick'n Pay Stores Ltd.                                                                    45,170             175,937
Pretoria Portland Cement Co., Ltd.                                                        51,833             273,328
PSG Group Ltd.                                                                             7,800              20,077
Raubex Group Ltd.                                                                         30,000             154,380
Remgro Ltd.                                                                               30,500             804,885
Reunert Ltd.                                                                              35,660             263,504
RMB Holdings Ltd.                                                                         63,900             209,370
SA Corporate Real Estate Fund                                                            132,900              50,009
Sanlam Ltd.                                                                              161,690             425,855
Santam Ltd.                                                                                5,583              62,484
Sappi Ltd.                                                                                15,680             212,182
Sasol Ltd.                                                                                34,520           1,961,109
Shoprite Holdings Ltd.                                                                    46,300             261,336
Spar Group Ltd.                                                                           23,600             174,312
Standard Bank Group Ltd.                                                                  84,021             997,621
Steinhoff International Holdings Ltd.                                                    169,040             414,020
Sun International Ltd.                                                                    11,182             161,037
Super Group Ltd.                                                                          45,100              42,060
Sycom Property Fund                                                                       18,600              44,108
Telkom South Africa Ltd.                                                                  27,550             467,061
Tiger Brands Ltd.                                                                         19,100             364,518
Tongaat-Hulett                                                                             4,439              53,512
Trencor Ltd.                                                                               6,600              23,275
Truworths International Ltd.                                                              50,900             171,547
Wilson Bayly Holmes-Ovcon Ltd.                                                            11,900             199,961
Woolworths Holdings Ltd.                                                                  85,409             134,174
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 27,231,187
--------------------------------------------------------------------------------------------------------------------
South Korea -- 5.9%
--------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                           138        $     87,245
Asiana Airlines, Inc.                                                                      7,700              48,125
Cheil Communications, Inc.                                                                   190              51,076
Cheil Industries, Inc.                                                                     2,250             122,628
CJ CheilJedang Corp.(a)                                                                      596             151,622
CJ Corp.(a)                                                                                  504              40,081
Daegu Bank                                                                                 7,550             119,724
Daelim Industrial Co., Ltd.                                                                  770             103,935
Daewoo Engineering & Construction Co., Ltd.                                                6,611             117,120
Daewoo International Corp.                                                                   840              32,367
Daewoo Motor Sales Corp.                                                                   1,870              58,540
Daewoo Securities Co., Ltd.                                                                4,460             103,826
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                         5,530             240,225
Daewoong Pharmaceutical Co., Ltd.                                                            597              61,035
Daishin Securities Co.                                                                     2,920              64,476
Daum Communications Corp.(a)                                                                 590              36,047
DC Chemical Co., Ltd.                                                                        760             305,939
Dong-A Pharmaceutical Co., Ltd.                                                              510              58,143
Dongbu Insurance Co., Ltd.                                                                 1,640              61,457
Dongkuk Steel Mill Co., Ltd.                                                               1,680              78,332
Doosan Construction & Engineering Co., Ltd.                                                1,700              21,872
Doosan Corp.(a)                                                                              560              95,938
Doosan Heavy Industries & Construction Co., Ltd.                                           2,570             269,742
Doosan Infracore Co., Ltd.                                                                 2,650              85,428
Eugene Investment & Securities Co., Ltd.                                                  20,720              33,561
GLOVIS Co., Ltd.                                                                           1,680             108,537
GS Engineering & Construction Corp.                                                        1,190             175,106
GS Holdings Corp.                                                                          3,700             147,727
Hana Financial Group, Inc.                                                                 9,180             415,128
Hana Tour Service, Inc.                                                                      390              23,275
Hanarotelecom, Inc.(a)                                                                    10,500              86,055
Hanil Cement Co., Ltd.                                                                       270              25,674
Hanjin Heavy Industries & Construction Co., Ltd.                                           1,994             113,674
Hanjin Heavy Industries & Construction Holdings Co., Ltd.                                    275               8,805
Hanjin Shipping Co., Ltd.                                                                  5,030             215,495
Hanjin Transportation Co., Ltd.                                                              600              23,353
Hankook Tire Co., Ltd.                                                                     5,540              84,929
Hanmi Pharm Co., Ltd.                                                                        168              28,303
Hansol Paper Co., Ltd.(a)                                                                  1,700              21,759
Hanwha Chemical Corp.                                                                      2,700              39,120
Hanwha Corp.                                                                               2,790             131,046
Hanwha Securities Co., Ltd.                                                                1,300              14,553
Hite Brewery Co., Ltd.                                                                       865             102,139
Honam Petrochemical Corp.                                                                  1,770             156,697
Hotel Shilla Co., Ltd.                                                                     1,500              38,680
Hynix Semiconductor, Inc.(a)                                                              12,640             336,534
Hyosung Corp.                                                                              1,880             116,688
Hyundai Autonet Co., Ltd.                                                                  4,900              29,820
Hyundai Department Store Co., Ltd.                                                           915              96,428
Hyundai Development Co.                                                                    2,360             150,663
Hyundai Engineering & Construction Co., Ltd.                                               2,170             199,154
Hyundai Heavy Industries Co., Ltd.                                                         1,265             449,288
Hyundai Marine & Fire Insurance Co., Ltd.                                                  2,000              40,933
Hyundai Merchant Marine Co., Ltd.                                                          5,320             232,053
Hyundai Mipo Dockyard Co., Ltd.                                                              325              71,244
Hyundai Mobis                                                                              2,850             260,935
Hyundai Motor Co.                                                                          8,290             697,385
Hyundai Motor Co. (PFD Shares)                                                             2,300              81,558
Hyundai Securities Co., Ltd.                                                               7,970             117,027
Hyundai Steel Co.                                                                          2,980             233,511
Industrial Bank of Korea                                                                   9,380             178,705
Kangwon Land, Inc.                                                                         7,240             151,137
KCC Corp.                                                                                    245             109,130
Kia Motors Corp.(a)                                                                       13,390             178,051
Kookmin Bank                                                                              14,400           1,004,599
Korea Electric Power Corp.                                                                25,420             848,414
Korea Exchange Bank                                                                        9,160             139,482
Korea Express Co., Ltd.(a)                                                                   730              74,039
Korea Gas Corp.                                                                            2,880             222,396
Korea Investment Holdings Co., Ltd.                                                        1,590              84,019
Korea Kumho Petrochemical Co., Ltd.                                                          550              26,446
Korea Line Corp.                                                                             600             118,435
Korea Zinc Co., Ltd.                                                                         740              89,054
Korean Air Lines Co., Ltd.                                                                 3,642             195,915
Korean Reinsurance Co.                                                                     2,703              26,942
KT Corp.                                                                                  12,400             573,361
KT Corp. (ADR)                                                                             7,675             177,446
KT Freetel Co., Ltd.(a)                                                                    5,690             156,914
KT&G Corp.                                                                                 5,685             470,563
KTBNetwork Co., Ltd.(a)                                                                    2,700              25,733
Kumho Industrial Co., Ltd.                                                                   600              19,985
LG Chem Ltd.                                                                               3,167             315,000
LG Corp.                                                                                   3,220             266,748
LG Dacom Corp.                                                                             4,150              78,411
LG Display Co., Ltd.                                                                       3,910             170,393
LG Electronics, Inc.                                                                       3,870             601,263
LG Electronics, Inc. (PFD Shares)                                                            730              52,001
LG Fashion Corp.                                                                           1,310              37,984
LG Household & Health Care Ltd.                                                              580             119,996
LG International Corp.                                                                     1,620              36,563
LG Life Sciences Ltd.(a)                                                                     930              54,047
LG Telecom Ltd.                                                                           14,265             126,907
LIG Insurance Co., Ltd.                                                                    1,700              36,352
Lotte Chilsung Beverage Co., Ltd.                                                             37              42,322
Lotte Confectionery Co., Ltd.                                                                 28              33,284
Lotte Shopping Co., Ltd.                                                                     415             151,541
LS Cable Ltd.                                                                              1,130             110,763
LS Industrial Systems Co., Ltd.                                                              640              31,957
Macquarie Korea Infrastructure Fund                                                       30,660             198,458
MegaStudy Co., Ltd.                                                                          200              65,617
Meritz Fire & Marine Insurance Co., Ltd.                                                   3,920              33,994
Mirae Asset Securities Co., Ltd.                                                             870             119,119
Namhae Chemical Corp.                                                                      2,480              71,333
NCsoft Corp.                                                                                 420              21,285
NHN Corp.(a)                                                                               1,345             311,728
Nong Shim Co., Ltd.                                                                           80              14,729
ORION Corp.                                                                                  110              22,771
Pacific Corp.                                                                                189              24,691
Poongsan Corp.                                                                               390               6,970
POSCO                                                                                      4,047           1,993,387
Pusan Bank                                                                                 5,500              88,495
S-Oil Corp.                                                                                2,285             153,804
S1 Corp.                                                                                   1,050              65,958
Samchully Co., Ltd.                                                                          160              30,605
Samsung Card Co., Ltd.                                                                     1,160              64,391
Samsung Corp.                                                                              4,150             286,003
Samsung Electro-Mechanics Co., Ltd.                                                        2,450             132,531
Samsung Electronics Co., Ltd.                                                              4,141           2,935,586
Samsung Electronics Co., Ltd. (PFD Shares)                                                   838             431,483
Samsung Engineering Co., Ltd.                                                              1,220             108,457
Samsung Fine Chemicals Co., Ltd.                                                             850              48,955
Samsung Fire & Marine Insurance Co., Ltd.                                                  1,775             388,004
Samsung Heavy Industries Co., Ltd.                                                         5,710             193,794
Samsung SDI Co., Ltd.(a)                                                                   1,670             128,655
Samsung Securities Co., Ltd.                                                               2,540             207,950
Samsung Techwin Co., Ltd.                                                                  2,240             131,878
Seoul Semiconductor Co., Ltd.                                                              1,520              30,740
Shinhan Financial Group Co., Ltd.                                                         16,520             954,363
Shinsegae Co., Ltd.                                                                          652             421,674
SK Chemicals Co., Ltd.                                                                     2,160             136,848
SK Energy Co., Ltd.                                                                        4,149             506,641
SK Holdings Co., Ltd.                                                                      1,365             211,311
SK Networks Co., Ltd.(a)                                                                   1,870              36,420
SK Securities Co., Ltd.                                                                   11,500              32,567
SK Telecom Co., Ltd.                                                                       3,765             757,693
SK Telecom Co., Ltd. (ADR)                                                                 2,550              57,554
SKC Co., Ltd.                                                                              1,250              25,613
SODIFF Advanced Materials Co., Ltd.                                                          500              38,596
Ssangyong Cement Industrial Co., Ltd.(a)                                                   1,800              21,683
SSCP Co., Ltd.(a)                                                                          1,920              33,145
STX Corp.                                                                                    390              25,832
STX Engine Co., Ltd.                                                                       1,110              49,436
STX Pan Ocean Co., Ltd.                                                                   98,000             242,784
STX Shipbuilding Co., Ltd.                                                                 1,570              55,939
Taekwang Industrial Co., Ltd.                                                                 30              26,970
Taihan Electric Wire Co., Ltd.                                                               660              32,603
Tong Yang Investment Bank                                                                  5,665              97,724
Tong Yang Major Corp.(a)                                                                   6,490              57,813
Woongjin Coway Co., Ltd.                                                                   3,650             115,001
Woori Finance Holdings Co., Ltd.                                                           8,710             171,115
Woori Investment & Securities Co., Ltd.                                                    3,500              75,143
Yuhan Corp.                                                                                  511             112,076
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 27,265,973
--------------------------------------------------------------------------------------------------------------------
Taiwan -- 5.9%
--------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                85,870        $    185,631
Advanced Semiconductor Engineering, Inc.                                                 179,456             184,363
Advantech Co., Ltd.                                                                        7,350              18,886
Altek Corp.                                                                               22,910              35,552
AmTRAN Technology Co., Ltd.                                                               58,000              57,053
ASE Test Ltd.(a)                                                                         216,000              38,826
Asia Cement Corp.                                                                         91,320             163,935
Asia Optical Co., Inc.                                                                    30,299              77,728
Asustek Computer, Inc.                                                                   129,548             419,170
AU Optronics Corp.                                                                       255,698             499,789
Capital Securities Corp.                                                                 130,050             105,672
Catcher Technology Co., Ltd.                                                              17,700              69,015
Cathay Financial Holding Co., Ltd.                                                       260,348             730,480
Cathay Real Estate Development Co., Ltd.                                                  71,000              56,731
Chang Hwa Commercial Bank                                                                190,000             152,062
Cheng Loong Corp.                                                                         78,000              31,593
Cheng Shin Rubber Industry Co., Ltd.                                                     110,270             208,804
Cheng Uei Precision Industry Co., Ltd.                                                    19,950              45,170
Chi Mei Optoelectronics Corp.                                                            205,169             286,609
Chicony Electronics Co., Ltd.                                                             36,000              76,067
China Airlines                                                                           237,640             126,613
China Development Financial Holding Corp.                                                495,343             231,103
China Life Insurance Co., Ltd.(a)                                                         90,000              77,886
China Manmade Fibers Corp.(a)                                                            103,000              39,363
China Motor Corp.                                                                         63,315              55,411
China Petrochemical Development Corp.(a)                                                 130,000              78,161
China Steel Corp.                                                                        379,900             623,197
Chinatrust Financial Holding Co., Ltd.(a)                                                349,560             365,012
Chong Hong Construction Co., Ltd.                                                         32,000              98,430
Chung Hung Steel Corp.                                                                    60,000              52,539
Chunghwa Picture Tubes Ltd.(a)                                                           356,000             111,787
Chunghwa Telecom Co., Ltd.                                                               487,280           1,257,120
Clevo Co.                                                                                 43,000              77,112
CMC Magnetics Corp.(a)                                                                   105,000              36,621
Compal Communications, Inc.                                                               12,600              22,624
Compal Electronics, Inc.                                                                 126,630             140,907
Coretronic Corp.                                                                          61,280              79,078
D-Link Corp.                                                                              25,296              39,897
Delta Electronics, Inc.                                                                   64,850             193,684
Dynapack International Technology Corp.                                                   21,000              94,507
E.Sun Financial Holding Co., Ltd.(a)                                                     199,000             119,434
Elan Microelectronics Corp.                                                               30,000              56,347
Epistar Corp.                                                                             24,230              65,874
Eternal Chemical Co., Ltd.                                                                30,240              33,368
EVA Airways Corp.(a)                                                                     367,000             202,402
Evergreen International Storage & Transport Corp.                                         79,000              77,920
Evergreen Marine Corp.                                                                   273,050             259,659
Everlight Electronics Co., Ltd.                                                           23,179              88,918
Far Eastern Department Stores Ltd.                                                       130,000             217,617
Far Eastern International Bank(a)                                                         83,000              34,945
Far Eastern Textile Ltd.                                                                 116,390             194,891
Far EasTone Telecommunications Co., Ltd.                                                 231,074             392,676
Faraday Technology Corp.                                                                  29,000              60,340
Farglory Land Development Co., Ltd.                                                       20,000              64,361
Federal Corp.                                                                             75,000              57,866
Feng Hsin Iron & Steel Co., Ltd.                                                           9,000              27,495
Firich Enterprises Co., Ltd.                                                               5,000              45,680
First Financial Holding Co., Ltd.                                                        194,600             235,376
First Steamship Co., Ltd.(a)                                                              27,000              73,539
Formosa Chemicals & Fibre Corp.                                                          145,000             351,500
Formosa International Hotels Corp.                                                         2,000              35,078
Formosa Petrochemical Corp.                                                               87,000             257,411
Formosa Plastics Corp.                                                                   207,000             590,365
Formosa Taffeta Co., Ltd.                                                                169,000             191,907
Formosan Rubber Group, Inc.                                                              108,000              79,201
Foxconn Technology Co., Ltd.                                                              20,800             133,396
Fubon Financial Holding Co., Ltd.                                                        210,000             249,630
Fuhwa Financial Holdings Co., Ltd.(a)                                                    350,225             332,834
GigaMedia Ltd.(a)                                                                          2,300              35,788
Goldsun Development & Construction Co., Ltd.                                             141,000             104,864
Great Wall Enterprise Co., Ltd.                                                           83,000             109,735
Greatek Electronics, Inc.                                                                 48,000              62,946
HannStar Display Corp.(a)                                                                193,768              89,144
High Tech Computer Corp.                                                                  19,600             502,700
Highwealth Construction Corp.                                                             58,000              96,072
Himax Technologies, Inc. (ADR)                                                            13,900              69,917
Hon Hai Precision Industry Co., Ltd.                                                     187,920           1,086,021
Hotai Motor Co., Ltd.                                                                     61,000             203,798
Hua Nan Financial Holdings Co., Ltd.                                                     178,000             181,847
Innolux Display Corp.                                                                     70,000             206,259
Inotera Memories, Inc.                                                                    71,000              62,403
Inventec Appliances Corp.                                                                 23,100              47,653
Inventec Co., Ltd.                                                                        58,800              36,941
Johnson Health Tech Co., Ltd.                                                              9,600              16,243
KGI Securities Co., Ltd.                                                                 129,000             109,681
King Yuan Electronics Co., Ltd.                                                           38,496              21,756
Kinsus Interconnect Technology Corp.                                                      15,000              44,003
Largan Precision Co., Ltd.                                                                13,260             180,039
Lien Hwa Industrial Corp.                                                                104,000              78,912
Lite-On Technology Corp.                                                                  69,092              80,891
Macronix International Co., Ltd.                                                          90,564              47,045
Masterlink Securities Corp.                                                              110,000              60,266
MediaTek, Inc.                                                                            35,355             458,593
Mega Financial Holding Co., Ltd.                                                         424,000             372,943
Merida Industry Co., Ltd.                                                                 33,000              66,235
Merry Electronics Co., Ltd.                                                               30,000              79,300
Micro-Star International Co., Ltd.                                                        46,000              40,148
Mitac International Corp.                                                                 33,455              29,783
Mosel Vitelic, Inc.                                                                       53,560              45,838
Motech Industries, Inc.                                                                    8,637              74,648
Nan Kang Rubber Tire Co., Ltd.                                                            93,000             153,606
Nan Ya Plastics Corp.                                                                    294,270             691,495
Nan Ya Printed Circuit Board Corp.                                                         8,211              42,975
Nanya Technology Corp.                                                                   159,467             101,908
Novatek Microelectronics Corp. Ltd.                                                       21,199              81,482
Oriental Union Chemical Corp.                                                             65,000              72,879
Pan-International Industrial Co., Ltd.                                                    27,000              51,054
Phoenix Precision Technology Corp.                                                        26,128              18,975
PixArt Imaging, Inc.                                                                       5,500              46,568
Polaris Securities Co., Ltd.                                                              97,404              72,496
Pou Chen Corp.                                                                           306,072             319,764
Powerchip Semiconductor Corp.                                                            290,805             118,889
Powertech Technology, Inc.                                                                13,800              55,410
President Chain Store Corp.                                                               84,000             293,863
ProMOS Technologies, Inc.                                                                285,000              76,160
Qisda Corp.(a)                                                                            61,200              55,219
Quanta Computer, Inc.                                                                    101,481             168,424
Realtek Semiconductor Corp.                                                               25,025              72,385
RichTek Technology Corp.                                                                   9,300              88,814
Ritek Corp.(a)                                                                           252,000              67,981
Ruentex Development Co., Ltd.                                                             71,000              77,931
Ruentex Industries Ltd.                                                                  100,000             102,166
Sanyang Industrial Co., Ltd.                                                             126,000              86,833
Shih Wei Navigation Co., Ltd.                                                             38,000              84,070
Shin Kong Financial Holding Co., Ltd.                                                    177,704             164,499
Shinkong Synthetic Fibers Corp.(a)                                                       197,000              75,590
Silicon Motion Technology Corp. (ADR)(a)                                                   3,600              62,748
Siliconware Precision Industries Co.                                                     110,558             186,490
Simplo Technology Co., Ltd.                                                               12,000              65,977
Sincere Navigation                                                                        56,000             112,625
Sino-American Silicon Products, Inc.                                                       6,299              42,240
SinoPac Financial Holdings Co., Ltd.                                                     324,000             159,738
Solar Applied Materials Technology Corp.                                                  14,000              79,007
Sunplus Technology Co., Ltd.                                                              14,695              19,533
Synnex Technology International Corp.                                                     37,750             100,767
TA Chen Stainless Pipe Co., Ltd.                                                          53,000              71,088
Ta Chong Bank Ltd.(a)                                                                    161,000              54,389
Tainan Spinning Co., Ltd.                                                                220,000             120,382
Taishin Financial Holdings Co., Ltd.(a)                                                  234,000             121,471
Taiwan Business Bank(a)                                                                  106,000              44,837
Taiwan Cement Corp.                                                                      156,430             253,759
Taiwan Cooperative Bank                                                                  174,200             182,429
Taiwan Fertilizer Co., Ltd.                                                               51,000             247,410
Taiwan Glass Industrial Corp.                                                             36,168              43,332
Taiwan Kolin Co., Ltd.(a)                                                                177,000              73,492
Taiwan Mobile Co., Ltd.                                                                  467,427             887,689
Taiwan Semiconductor Manufacturing Co., Ltd.                                             753,979           1,657,199
Taiwan Tea Corp.(a)                                                                      148,000             130,080
Tatung Co., Ltd.(a)                                                                      226,000             136,101
Teco Electric & Machinery Co., Ltd.                                                       63,000              41,366
Transcend Information, Inc.                                                               18,000              67,911
Tripod Technology Corp.                                                                   12,540              42,502
Tsann Kuen Enterprise Co., Ltd.(a)                                                        44,000              63,085
TSRC Corp.                                                                                22,000              35,384
Tung Ho Steel Enterprise Corp.                                                            38,000              77,104
U-Ming Marine Transport Corp.                                                             79,000             264,015
Uni-President Enterprises Corp.                                                          316,380             450,351
Unimicron Technology Corp.                                                                29,580              40,530
United Microelectronics Corp.                                                            450,331             275,499
Vanguard International Semiconductor Corp.                                                81,000              64,542
Via Technologies, Inc.(a)                                                                 40,000              25,107
Wafer Works Corp.                                                                         11,000              52,070
Walsin Lihwa Corp.                                                                       227,000             114,554
Wan Hai Lines Ltd.                                                                       205,000             183,325
Waterland Financial Holdings                                                             156,000              56,558
Winbond Electronics Corp.                                                                106,000              31,258
Wintek Corp.                                                                              29,000              26,197
Wistron Corp.                                                                             58,677             100,987
WPG Holdings Co., Ltd.                                                                    53,000              74,512
Yageo Corp.                                                                              230,000              79,165
Yang Ming Marine Transport                                                               125,503              97,171
Yieh Phui Enterprise                                                                      96,820              45,316
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                               24,240              11,956
Yulon Motor Co., Ltd.                                                                    119,893             156,900
Zinwell Corp.                                                                             38,000             129,830
Zyxel Communications Corp.                                                                29,000              33,085
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 27,211,129
--------------------------------------------------------------------------------------------------------------------
Thailand -- 3.1%
--------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(c)                                                             269,400        $    785,856
Airports of Thailand Pcl(c)                                                               81,500             141,359
Airports of Thailand Pcl                                                                  56,000              97,135
Amata Corp. Pcl(c)                                                                        75,000              42,100
Asian Property Development Pcl(c)                                                        379,500              83,176
Bangkok Bank Pcl                                                                         220,700             960,168
Bangkok Bank Pcl(c)                                                                        4,300              18,972
Bangkok Dusit Medical Services Pcl                                                        92,000             102,911
Bangkok Dusit Medical Services Pcl(c)                                                    192,400             215,396
Bangkok Expressway Pcl(c)                                                                127,000              80,101
Bangkok Land Pcl(a)                                                                      800,000              17,408
Bank of Ayudhya Pcl                                                                      482,300             369,807
Bank of Ayudhya Pcl(c)                                                                    13,600              10,727
BankThai Pcl(a)                                                                          290,400              12,089
Banpu Pcl(c)                                                                              27,100             377,130
Banpu Pcl                                                                                  9,600             132,039
BEC World Pcl(c)                                                                         211,300             184,912
Big C Supercenter Pcl(c)                                                                  42,900              65,953
Bumrungrad Hospital Pcl(c)                                                               153,500             156,114
Cal-Comp Electronics (Thailand) Pcl(c)                                                   613,900             113,255
Central Pattana Pcl(c)                                                                   119,600             108,436
Ch. Karnchang Pcl                                                                        625,000             151,339
Ch. Karnchang Pcl(c)                                                                     267,200              64,883
Charoen Pokphand Foods Pcl(c)                                                          1,449,900             217,645
CP Seven Eleven Pcl(c)                                                                   641,400             206,316
Delta Electronics (Thailand) Pcl(c)                                                      187,100             125,087
Electricity Generating Pcl                                                                32,400              97,090
Electricity Generating Pcl(c)                                                             31,300              95,746
Glow Energy Pcl                                                                          125,100             129,203
Hana Microelectronics Pcl(c)                                                             323,000             178,256
ICC International Pcl(c)                                                                   8,400              11,126
IRPC Pcl(c)                                                                            1,040,200             190,260
Italian-Thai Development Pcl(c)                                                        1,505,200             390,980
Kasikornbank Pcl                                                                         282,300             779,322
Kasikornbank Pcl(c)                                                                        6,000              16,640
Khon Kaen Sugar Industry Pcl                                                             290,000             136,158
Kiatnakin Bank Pcl(c)                                                                     49,400              45,568
Krung Thai Bank Pcl(c)                                                                   692,000             238,959
Land & Houses Pcl                                                                      1,350,700             380,113
Loxley Pcl(c)                                                                          1,072,600              81,857
LPN Development Pcl(c)                                                                   400,000              94,607
Major Cineplex Group Pcl(c)                                                              182,300             101,182
Minor International Pcl(c)                                                               376,700             190,073
Phatra Securities Pcl                                                                     26,600              31,247
Precious Shipping Pcl(c)                                                                 139,300             107,188
PTT Aromatics & Refining Pcl(c)                                                          132,652             154,782
PTT Chemical Pcl                                                                          28,700              96,978
PTT Chemical Pcl(c)                                                                       26,100              88,070
PTT Exploration & Production Pcl(c)                                                      134,800             705,670
PTT Pcl(c)                                                                               121,060           1,275,120
Quality House Pcl(c)                                                                     775,300              65,281
Ratchaburi Electricity Generating Holding Pcl(c)                                         139,700             201,554
Regional Container Line Pcl(c)                                                            50,000              37,212
Robinson Department Store Pcl                                                            130,000              45,096
Samart Corp. Pcl                                                                         366,600              89,598
Shin Satellite Pcl(a)(c)                                                                 165,700              53,300
Siam Cement Pcl                                                                          111,800             733,613
Siam Cement Pcl(c)                                                                         1,800              12,250
Siam City Bank Pcl(c)                                                                    159,500              90,445
Siam City Cement Pcl(c)                                                                   17,690             128,310
Siam Commercial Bank Pcl(c)                                                              182,200             531,488
Siam Makro Pcl(c)                                                                         35,000             112,583
Sino Thai Engineering & Construction Pcl(a)(c)                                           524,500              85,184
Thai Airways International Pcl(c)                                                        117,400             101,813
Thai Beverage Pcl                                                                      1,101,000             223,832
Thai Oil Pcl(c)                                                                          140,200             313,914
Thai Union Frozen Products Pcl(c)                                                        138,100              84,489
Thanachart Capital Pcl(c)                                                                 83,000              45,151
Thoresen Thai Agencies Pcl(c)                                                            198,600             278,704
TISCO Bank Pcl                                                                            50,000              45,263
TMB Bank Pcl(a)(c)                                                                     1,275,900              54,722
Total Access Communication Pcl                                                           123,400             176,766
True Corp. Pcl(a)                                                                        575,000              88,411
True Corp. Pcl(a)(c)                                                                     465,100              74,070
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 14,129,558
--------------------------------------------------------------------------------------------------------------------
Turkey -- 3.2%
--------------------------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                                   8,051        $     61,256
Adana Cimento Sanayii TAS                                                                 14,931              60,222
Akbank TAS                                                                               160,050             829,476
Akcansa Cimento AS                                                                        16,400              69,126
Akenerji Elektrik Uretim AS(a)                                                             6,800              55,010
Aksa Akrilik Kimya Sanayii AS                                                             35,800              60,565
Aksigorta AS                                                                              40,300             201,095
Alarko Holding AS                                                                         16,511              41,410
Anadolu Anonim Turk Sigorta Sirketi                                                       19,250              21,944
Anadolu Cam Sanayii AS                                                                     5,842              12,880
Anadolu Efes Biracilik ve Malt Sanayii AS                                                 58,439             528,090
Arcelik AS                                                                                30,200             134,163
Aselsan Elektronik Sanayi ve Ticaret AS                                                    4,380              77,778
Aygaz AS                                                                                  22,574              86,702
BIM Birlesik Magazalar AS                                                                  4,110             371,187
Bursa Cimento Fabrikasi AS                                                                 5,300              41,780
Cimsa Cimento Sanayi ve Ticaret AS                                                        18,200              87,855
Dogan Sirketler Grubu Holding AS(a)                                                      285,924             344,370
Dogan Yayin Holding AS(a)                                                                 71,316             150,972
Dogus Otomotiv Servis ve Ticaret AS                                                        6,500              27,014
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                                   42,500             128,604
Enka Insaat ve Sanayi AS                                                                  75,300           1,023,562
Eregli Demir ve Celik Fabrikalari TAS                                                    120,216           1,049,677
Ford Otomotiv Sanayi AS                                                                   24,800             231,187
GSD Holding AS(a)                                                                         64,800              72,265
Haci Omer Sabanci Holding AS                                                              94,750             352,322
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                                 97,805             172,533
Ihlas Holding AS(a)                                                                      132,800              79,198
Is Gayrimenkul Yatirim Ortakligi AS                                                      136,465             123,748
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)                  123,300             119,757
KOC Holding AS(a)                                                                        209,272             718,506
Koza Davetiyeleri                                                                         11,000              53,944
Mardin Cimento Sanayii ve Ticaret AS(a)                                                      475               1,953
Mardin Cimento Sanayii ve Ticaret AS                                                       2,000               9,704
Migros Turk TAS                                                                           24,520             392,150
Net Holding AS(a)                                                                         60,500              34,651
Otokar Otobus Karoseri Sanayi AS                                                           5,300              65,023
Petkim Petrokimya Holding AS(a)                                                           28,300             154,456
Petrol Ofisi AS                                                                           28,096             135,722
Sekerbank TAS(a)                                                                          22,300              55,385
Tofas Turk Otomobil Fabrikasi AS                                                          34,700             131,106
Trakya Cam Sanayii AS                                                                     49,640              73,716
Tupras-Turkiye Petrol Rafinerileri AS                                                     35,870             959,610
Turcas Petrolculuk AS                                                                      8,700              60,042
Turk Ekonomi Bankasi AS                                                                   22,900              29,677
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                            28,100             157,047
Turk Sise ve Cam Fabrikalari AS                                                           91,344             141,439
Turk Traktor ve Ziraat Makineleri AS                                                       4,100              44,211
Turkcell Iletisim Hizmetleri AS                                                          265,900           2,156,943
Turkiye Garanti Bankasi AS                                                               239,400           1,279,522
Turkiye Is Bankasi                                                                       172,849             795,251
Turkiye Sinai Kalkinma Bankasi AS(a)                                                      34,033              39,131
Turkiye Vakiflar Bankasi TAO                                                              30,200              61,203
Ulker Gida Sanayi ve Ticaret AS                                                           25,959              59,989
Vestel Elektronik Sanayi ve Ticaret AS(a)                                                 12,500              21,903
Yapi Kredi Sigorta AS                                                                      5,800              56,412
Yapi ve Kredi Bankasi AS                                                                 128,292             283,681
Yazicilar Holding AS                                                                      21,200             124,396
Zorlu Enerji Elektrik Uretim AS(a)                                                        26,400             109,709
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 14,822,230
--------------------------------------------------------------------------------------------------------------------
United Arab Emirates -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Air Arabia(a)                                                                            120,000        $     65,860
Amlak Finance (PJSC)                                                                     148,900             194,149
Arabtec Holding Co.                                                                       94,250             399,053
Aramex (PJSC)(a)                                                                         455,620             316,402
DP World Ltd.                                                                            150,500             158,025
Dubai Financial Market                                                                   183,000             298,676
Dubai Investments (PJSC)                                                                 248,870             292,997
Dubai Islamic Bank                                                                       146,142             376,737
Emaar Properties (PJSC)                                                                  231,200             723,490
National Central Cooling Co. (Tabreed)                                                   490,556             338,844
Union Properties                                                                         239,800             333,832
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  3,498,065
--------------------------------------------------------------------------------------------------------------------
Total Common Stocks
  (identified cost $402,280,625)                                                                        $442,675,820
--------------------------------------------------------------------------------------------------------------------

Investment Funds(a) -- 1.5%
Saudi Arabia Investment Fund Ltd.                                                         49,447        $  3,619,520
Vietnam Enterprise Investments Ltd.                                                      901,427           3,425,423
--------------------------------------------------------------------------------------------------------------------

Total Investment Funds
  (identified cost $6,917,458)                                                                          $  7,044,943
--------------------------------------------------------------------------------------------------------------------

Rights(a) -- 0.1%
Austral Group SA                                                                         171,462        $     20,450
Cia Brasileira de Distribuicao Grupo Pao de Acucar                                           221                 183
Cia de Bebidas das Americas                                                                  109                  41
Doha Bank Ltd.                                                                             2,045              14,214
Douja Promotion Groupe Addoha SA                                                           1,670             497,878
Engro Chemical Pakistan Ltd.                                                               2,250               5,364
IDMSA.PL                                                                                  12,800              16,733
Itausa-Investimentos Itau SA                                                                  81                 464
Itausa-Investimentos Itau SA (PFD Shares)                                                    823               1,434
JBS SA                                                                                     9,962               9,360
Tim Participacoes SA                                                                         191                  18
United Breweries Ltd.                                                                        755                 872
--------------------------------------------------------------------------------------------------------------------

Total Rights
  (identified cost $341,295)                                                                            $    567,011
--------------------------------------------------------------------------------------------------------------------

Warrants(a) -- 0.0%
Bangkok Land Pcl Call Warrant (Thailand), expiring 5/2/13, strike THB 1.10               310,077        $          0
Gazit Globe Ltd. Call Warrant (Gazit Globe (1982) Ltd. (Israel)),
   expiring 6/3/08, strike ILS 4,761                                                         625                  77
--------------------------------------------------------------------------------------------------------------------

Total Warrants
  (identified cost $0)                                                                                  $         77
--------------------------------------------------------------------------------------------------------------------

Short-Term Investments -- 2.8%

                                                                                   Principal Amount
Security                                                                            (000's Omitted)         Value
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
--------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
4/30/08, 1.70%, due 5/1/08 (cost $12,918,000)(d)                                      $   12,918        $ 12,918,000
--------------------------------------------------------------------------------------------------------------------

Total Repurchase Agreements
  (identified cost $12,918,000)                                                                         $ 12,918,000
--------------------------------------------------------------------------------------------------------------------

Total Short-Term Investments - 2.8%
  (identified cost $12,918,000)                                                                         $ 12,918,000
--------------------------------------------------------------------------------------------------------------------

Total Investments - 100.4%
  (identified cost $422,457,378)                                                                        $463,205,851
--------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.4)%                                                                $ (1,988,490)
--------------------------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                                                    $461,217,361
--------------------------------------------------------------------------------------------------------------------

(144A)       -- Security exempt from registration under Rule 144A of the Securities Act of 1933.
                These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $8,470,734 or 1.8% of the Fund's net assets.

(ADR)        -- American Depository Receipt
(GDR)        -- Global Depository Receipt
(PFD Shares) -- Preferred Shares

(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Repurchase price of $12,918,610. Collateralized by $13,230,000 Federal Home Loan Discount Note
    0.00% due 7/11/ 08. The aggregate market value of the collateral was $13,180,388.

Currency Concentration of Portfolio


                                                      PERCENTAGE
                                                        OF NET
CURRENCY                                                ASSETS                   VALUE
United States Dollar                                     15.0%               $ 69,006,239
Brazilian Real                                            6.3                  28,928,547
Mexican Peso                                              6.1                  28,207,059
Hong Kong Dollar                                          5.9                  27,376,723
South African Rand                                        5.9                  27,231,187
New Taiwan Dollar                                         5.9                  27,042,676
South Korean Won                                          5.8                  26,788,189
Indian Rupee                                              5.8                  26,659,555
New Turkish Lira                                          3.2                  14,822,230
Indonesian Rupiah                                         3.2                  14,730,891
Malaysian Ringgit                                         3.1                  14,487,938
Polish Zloty                                              3.0                  14,076,454
Hungarian Forint                                          3.0                  13,809,805
Thailand Baht                                             3.0                  13,728,960
Czech Koruna                                              2.9                  13,396,528
Chilean Peso                                              2.8                  13,136,051
Philippine Peso                                           2.0                   9,091,898
Israeli Shekel                                            1.9                   8,562,619
Moroccan Dirham                                           1.7                   7,688,618
Qatari Rial                                               1.6                   7,197,510
Egyptian Pound                                            1.4                   6,632,846
Other Currencies                                         10.9                  50,603,328
                                                        ---------------------------------
                                                        100.4%               $463,205,851
                                                        =================================

Industry Classification


                                                      PERCENTAGE
                                                        OF NET
SECTOR                                                  ASSETS                   VALUE
Financials                                               23.0%               $105,985,708
Telecommunication Services                               13.5                  62,509,920
Industrials                                              11.4                  52,678,305
Materials                                                10.0                  45,937,384
Energy                                                    9.9                  45,817,351
Consumer Staples                                          8.9                  40,962,504
Consumer Discretionary                                    7.2                  33,281,379
Utilities                                                 5.1                  23,489,673
Diversified                                               3.8                  17,404,010
Information Technology                                    3.2                  14,609,586
Investment Funds                                          1.5                   7,044,943
Other                                                     2.9                  13,485,088
                                                        ---------------------------------
                                                        100.4%               $463,205,851
                                                        =================================

                                  See notes to financial statements


EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
-------------------------------------------------------------------------------
Investments, at value (identified cost, $422,457,378)              $463,205,851
Foreign currency, at value (identified cost, $1,099,766)              1,152,125
Receivable for Fund shares sold                                       9,796,473
Dividends and interest receivable                                       824,979
Tax reclaims receivable                                                   6,032
Receivable for investments sold                                           5,173
-------------------------------------------------------------------------------
Total assets                                                       $474,990,633
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for investments purchased                                  $ 10,495,575
Due to custodian                                                      2,600,184
Payable for Fund shares redeemed                                        315,289
Accrued capital gains taxes                                             218,609
Payable to affiliate for Trustees' fees                                  10,411
Accrued expenses                                                        133,204
-------------------------------------------------------------------------------
Total liabilities                                                  $ 13,773,272
-------------------------------------------------------------------------------
Net Assets                                                         $461,217,361
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $420,780,719
Accumulated undistributed net investment income                         547,517
Accumulated distributions in excess of net realized gain
  (computed on the basis of identified cost)                           (699,599)
Net unrealized appreciation (computed on the basis of
  identified cost)                                                   40,588,724
-------------------------------------------------------------------------------
Total                                                              $461,217,361
-------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                         $102,953,082
Shares Outstanding                                                    6,453,343
Net Asset Value and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)         $      15.95
Maximum Offering Price Per Share
  (100 / 94.25 of $15.95)                                          $      16.92
-------------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                         $ 14,283,657
Shares Outstanding                                                      905,893
Net Asset Value and Offering Price Per Share*
  (net assets / shares of beneficial interest outstanding)         $      15.77
-------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------
Net Assets                                                         $343,980,622
Shares Outstanding                                                   21,514,372
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)         $      15.99
-------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.


Statement of Operations

For the Six Months Ended April 30, 2008

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $362,990)                         $  4,267,331
Interest                                                                 62,971
-------------------------------------------------------------------------------
Total investment income                                            $  4,330,302
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                             $  1,600,424
Administration fee                                                      282,428
Distribution and service fees
  Class A                                                               111,168
  Class C                                                                58,411
Custodian fee                                                           698,695
Legal and accounting services                                            49,239
Transfer and dividend disbursing agent fees                              38,923
Registration fees                                                        29,509
Printing and postage                                                     12,429
Trustees' fees and expenses                                               8,907
Miscellaneous                                                             9,987
-------------------------------------------------------------------------------
Total expenses                                                     $  2,900,120
-------------------------------------------------------------------------------
Deduct -
  Reduction of custodian fee                                       $        446
  Allocation of expenses to the administrator                           376,530
-------------------------------------------------------------------------------
Total expense reductions                                           $    376,976
-------------------------------------------------------------------------------
Net expenses                                                       $  2,523,144
-------------------------------------------------------------------------------
Net investment income                                              $  1,807,158
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized loss --
  Investment transactions (identified cost basis)                  $   (524,508)
  Foreign currency transactions                                        (132,309)
-------------------------------------------------------------------------------
Net realized loss                                                  $   (656,817)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)(a)                           $(28,831,718)
  Foreign currency                                                       42,134
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(28,789,584)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $(29,446,401)
-------------------------------------------------------------------------------
Net decrease in net assets from operations                         $(27,639,243)
-------------------------------------------------------------------------------

(a) Net of decrease in accrued foreign capital gains taxes of $69,528 (see
    Note 1(D)).

                       See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                                  Six Months Ended
Increase (Decrease)                                               April 30, 2008        Year Ended
in Net Assets                                                     (Unaudited)           October 31, 2007
--------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                           $  1,807,158          $  1,439,993
  Net realized gain (loss) on investment and
    foreign currency transactions                                     (656,817)            1,633,663
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency                                               (28,789,584)           68,230,514
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             $(27,639,243)         $ 71,304,170
--------------------------------------------------------------------------------------------------------
Distributions to shareholders --
From net investment income
  Class A                                                         $   (471,949)         $         --
  Class C                                                              (25,778)                   --
  Class I                                                           (1,661,688)               (5,141)
From net realized gains
  Class A                                                             (531,214)                   --
  Class C                                                              (66,805)                   --
  Class I                                                           (1,583,872)                   --
--------------------------------------------------------------------------------------------------------
Total distributions to shareholders                               $ (4,341,306)         $     (5,141)
--------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
Proceeds from sale of shares
  Class A                                                         $ 40,172,013          $ 73,729,869
  Class C                                                            5,894,012             9,051,313
  Class I                                                          110,553,730           224,208,446
Net asset value of shares issued to shareholders in
  payment distributions declared
  Class A                                                              889,210                    --
  Class C                                                               58,770                    --
  Class I                                                            2,075,352                 2,661
Cost of shares redeemed
  Class A                                                          (11,881,846)           (5,733,907)
  Class C                                                             (941,457)             (680,223)
  Class I                                                          (19,173,420)          (23,357,009)
Redemption fees                                                          3,579                39,441
----------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share
  transactions                                                    $127,649,943          $277,260,591
----------------------------------------------------------------------------------------------------
Net increase in net assets                                        $ 95,669,394          $348,559,620
----------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------
At beginning of period                                            $365,547,967          $ 16,988,347
----------------------------------------------------------------------------------------------------
At end of period                                                  $461,217,361          $365,547,967
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment
  income included in net assets at the end
  of the period                                                   $    547,517          $    899,774
----------------------------------------------------------------------------------------------------

                                            See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights - Class A
                                                               Six Months Ended
                                                               April 30, 2008(1)    Year Ended             Period Ended
                                                               (Unaudited)          October 31, 2007(1)    October 31, 2006(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                         $ 17.500             $11.150                $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          $  0.062             $ 0.110                $ 0.010
Net realized and unrealized gain (loss)                          (1.427)              6.215                  1.140
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                            $ (1.365)            $ 6.325                $ 1.150
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     $ (0.087)            $    --                $    --
From net realized gains                                          (0.098)                 --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (0.185)            $    --                $    --
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                $  0.000  (3)        $ 0.025                $ 0.000 (3)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                               $ 15.950             $17.500                $11.150
---------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                   (7.78)%(8)          56.95%                 11.50%(8)
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                      $102,953             $81,611                $ 1,451
Ratios (as a percentage of average daily net assets):
  Expenses before custodian fee reduction(5)(6)                    1.50% (7)           1.50%                  1.50%(7)
  Net investment income                                            0.78% (7)           0.77%                  0.32%(7)
Portfolio Turnover                                                    1%                  6%                     6%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, June 30, 2006, to October 31, 2006.
(3) Amount represents less than $0.0005 per share.
(4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(5) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.20%, 0.52%
    and 9.49% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively).
(6) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7) Annualized.
(8) Not annualized.

                                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights - Class C
                                                               Six Months Ended
                                                               April 30, 2008(1)    Year Ended             Period Ended
                                                               (Unaudited)          October 31, 2007(1)    October 31, 2006(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                         $ 17.320             $11.120                $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   $  0.008             $ 0.110                $(0.010)
Net realized and unrealized gain (loss)                          (1.422)              6.190                  1.130
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                            $ (1.414)            $ 6.200                $ 1.120
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     $ (0.038)            $    --                $    --
From net realized gains                                          (0.098)                 --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (0.136)            $    --                $    --
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                $  0.000  (3)        $    --                $    --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                               $ 15.770             $17.320                $11.120
---------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                   (8.20)%(8)          55.76%                 11.20% (8)
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                      $ 14,284             $10,218                $   132
Ratios (as a percentage of average daily net assets):
  Expenses before custodian fee reduction(5)(6)                    2.25% (7)           2.25%                  2.25% (7)
  Net investment income (loss)                                     0.11% (7)           0.06%                 (0.30)%(7)
Portfolio Turnover                                                    1%                  6%                     6%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) For the period from the start of business, June 30, 2006, to October 31, 2006.
(3) Amount represents less than $0.0005 per share.
(4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(5) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.20%, 0.52%
    and 9.49% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively).
(6) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7) Annualized.
(8) Not annualized.

                                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights - Class I
                                                               Six Months Ended
                                                               April 30, 2008(1)    Year Ended             Period Ended
                                                               (Unaudited)          October 31, 2007(1)    October 31, 2006(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                         $ 17.540             $ 11.150               $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          $  0.084             $  0.160               $ 0.030
Net realized and unrealized gain (loss)                          (1.433)               6.232                 1.120
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                            $ (1.349)            $  6.392               $ 1.150
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     $ (0.103)            $ (0.002)              $    --
From net realized gains                                          (0.098)                  --                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (0.201)            $ (0.002)              $    --
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                $  0.000  (3)        $  0.000 (3)           $    --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                               $ 15.990             $ 17.540               $11.150
---------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                   (7.74)%(8)           57.34%                11.50%(8)
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                      $343,981             $273,719               $15,405
Ratios (as a percentage of average daily net assets):
  Expenses before custodian fee reduction(5)(6)                    1.25% (7)            1.25%                 1.25%(7)
  Net investment income                                            1.05% (7)            1.12%                 0.88%(7)
Portfolio Turnover                                                    1%                  6%                     6%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, June 30, 2006, to October 31, 2006.
(3) Amount represents less than $0.0005 per share.
(4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(5) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.20%, 0.52%
    and 9.49% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively).
(6) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7) Annualized.
(8) Not annualized.

                                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------------------------------------------

  Eaton Vance Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

  The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Investment Transactions -- Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

  C Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, and all or substantially all of its net realized gains. Accordingly, no provision for federal income or excise tax is necessary.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes paid are included in net realized gain (loss) on investments.

  In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

  E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  F Expense Reduction -- State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statements purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Redemption Fees -- Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

  K Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper or mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund's adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

  L Interim Financial Statements -- The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended April 30, 2008, the fee amounted to $1,600,424 or 0.85% (annualized) of the Fund's average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $282,428.

  EVM has agreed to waive its fees and reimburse expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, through February 28, 2009. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $376,530 for the six months ended April 30, 2008.

  EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $2,158 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $37,327 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A and Class C shares (see
  Note 4) and contingent deferred sales charges (see Note 5).

  Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans
-------------------------------------------------------------------------------
  The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $111,168 for Class A shares.

  The Fund also has in effect a distribution plan for Class C shares (Class C
  Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $43,808 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $730,000.

  The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $14,603 for Class C shares.

5 Contingent Deferred Sales Charges
-------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $27,632 and $5,639 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $125,273,940 and $2,765,946, respectively, for the six months ended April 30, 2008.

7 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                         Six Months Ended      Year Ended
                                         April 30, 2008        October 31, 2007
  -----------------------------------------------------------------------------
  Class A
  -----------------------------------------------------------------------------
  Sales                                   2,499,873             4,947,803
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares             53,729                    --
  Redemptions                              (762,676)             (415,547)
  -----------------------------------------------------------------------------
  Net increase                            1,790,926             4,532,256
  -----------------------------------------------------------------------------
  Class C
  -----------------------------------------------------------------------------
  Sales                                     373,548               623,674
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares              3,584                    --
  Redemptions                               (61,335)              (45,476)
  -----------------------------------------------------------------------------
  Net increase                              315,797               578,198
  -----------------------------------------------------------------------------
  Class I
  -----------------------------------------------------------------------------
  Sales                                   6,975,026            15,749,998
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares            125,248                   217
  Redemptions                            (1,193,421)           (1,523,888)
  -----------------------------------------------------------------------------
  Net increase                            5,906,853            14,226,327
  -----------------------------------------------------------------------------

  For the six months ended April 30, 2008 and year ended October 31, 2007, the Fund received $3,579 and $39,441, respectively, in redemption fees.

8 Federal Income Tax Basis of Investments
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

  Aggregate cost                                          $423,740,578
  -------------------------------------------------------------------------
  Gross unrealized appreciation                           $ 64,088,598
  Gross unrealized depreciation                            (24,623,325)
  -------------------------------------------------------------------------
  Net unrealized appreciation                             $ 39,465,273
  -------------------------------------------------------------------------

9 Overdraft Advances
-------------------------------------------------------------------------------
  Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At April 30, 2008, the Fund had payments due to SSBT pursuant to the foregoing arrangement of $2,600,184.

10 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11 Recently Issued Accounting Pronouncement
-------------------------------------------------------------------------------
  In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

EATON VANCE STRUCTURED EMERGING MARKETS FUND

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses
  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

  Information about Portfolio Management
  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser
  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information
  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Structured Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates LLC (the "Sub-adviser"), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser's experience in deploying quantitative-based investment strategies.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year ended September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, paid by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and expense ratio for the one-year ended September 30, 2007. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale
In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund.

Eaton Vance Structured Emerging Markets Fund
OFFICERS AND TRUSTEES

               Officers                          Trustees

               THOMAS E. FAUST JR.               RALPH F. VERNI
               President and Trustee             Chairman

               WILLIAM H. AHERN, JR.             BENJAMIN C. ESTY
               Vice President
                                                 ALLEN R. FREEDMAN
               JOHN R. BAUR
               Vice President                    WILLIAM H. PARK

               MICHAEL A. CIRAMI                 RONALD A. PEARLMAN
               Vice President
                                                 NORTON H. REAMER
               CYNTHIA J. CLEMSON
               Vice President                    HEIDI L. STEIGER

               CHARLES B. GAFFNEY                LYNN A. STOUT
               Vice President

               CHRISTINE M. JOHNSTON
               Vice President

               AAMER KHAN
               Vice President

               THOMAS H. LUSTER
               Vice President

               MICHAEL R. MACH
               Vice President

               ROBERT B. MACINTOSH
               Vice President

               DUNCAN W. RICHARDSON
               Vice President

               JUDITH A. SARYAN
               Vice President

               SUSAN SCHIFF
               Vice President

               THOMAS SETO
               Vice President

               DAVID M. STEIN
               Vice President

               MARK S. VENEZIA
               Vice President

               ADAM A. WEIGOLD
               Vice President

               BARBARA E. CAMPBELL
               Treasurer

               MAUREEN A. GEMMA
               Secretary

               PAUL M. O'NEIL
               Chief Compliance Officer

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

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

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

              INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
                       STRUCTURED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

          SUB-ADVISER OF EATON VANCE STRUCTURED EMERGING MARKETS FUND
                      PARAMETRIC PORTFOLIO ASSOCIATES LLC
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                        STATE STREET BANK AND TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653




                 EATON VANCE STRUCTURED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 State Street
                               Boston, MA 02109

-------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.
-------------------------------------------------------------------------------

2774-6/08                                                                SEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------


By: /s/ Thomas E. Faust Jr.
    ------------------------------
    Thomas E. Faust Jr.
    President

Date: June 12, 2008
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
    ------------------------------
    Barbara E. Campbell
    Treasurer

Date: June 12, 2008
      -------------


By: /s/ Thomas E. Faust Jr.
    ----------------------
    Thomas E. Faust Jr.
    President


Date: June 12, 2008
      -------------